Prospectus Supplement	228306 9/05

dated September 30, 2005 to the retail prospectuses of all Putnam retail funds other than money market funds

CDSC on Class A Shares. Beginning October 3, 2005, class A shares purchased without an initial sales charge (other than shares purchased by qualified retirement plans) may be subject to a deferred sales charge of 1.00% if redeemed within eighteen months of purchase. Accordingly, in the section “How do I buy fund shares?” the following sentence is added after the second sentence immediately following the table in the subsection on deferred sales charges:

Unless otherwise agreed with Putnam Retail Management, class A shares purchased on or after October 3, 2005 that are part of a purchase of $1 million or more (other than by a qualified retirement plan) will be subject to a 1.00% deferred sales charge if redeemed within eighteen months of purchase.

For information on the different CDSC that may apply to class A shares purchased prior to October 3, 2005, please see the prospectus.

Putnam

Tax Exempt

Income Funds

9|30|05

Prospectus

Putnam Arizona Tax Exempt Income Fund, Putnam Florida Tax Exempt Income

Fund, Putnam Michigan Tax Exempt Income Fund, Putnam Minnesota Tax Exempt

Income Fund, Putnam New Jersey Tax Exempt Income Fund, Putnam Ohio Tax

Exempt Income Fund, Putnam Pennsylvania Tax Exempt Income Fund: Class A, B

and M shares, Putnam Massachusetts Tax Exempt Income Fund: Class A, B, C

and M shares

Investment Category: Tax-Exempt

    CONTENTS

    Fund summaries                                2

    Goals                                         2

    Main investment strategies                    2

    Main risks                                    2

    Performance information                       3

    Fees and expenses                             9

    What are each fund's main investment

    strategies and related risks?                13

    Who manages the funds?                       20

    How does a fund price its shares?            26

    How do I buy fund shares?                    26

    How do I sell fund shares?                   33

    How do I exchange fund shares?               35

    Policy on excessive short-term trading       36

    Fund distributions and taxes                 39

    Financial highlights                         41

This prospectus explains what you should know about these mutual funds before you invest. Please read it carefully.

Putnam Investment Management, LLC  (Putnam Management), which has managed mutual funds since 1937, manages the funds.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

You may qualify for sales charge discounts on class A or class M shares.

Please notify your financial advisor of other accounts that may help you obtain a sales charge discount.  See "How do I buy fund shares?" for details.

Fund summaries

GOALS

Each fund seeks as high a level of current income exempt from federal income tax and personal income tax (if any) of its respective state as we believe is consistent with preservation of capital.

MAIN INVESTMENT STRATEGIES -- TAX EXEMPT INVESTMENTS

We invest mainly in bonds that:

* pay interest that is exempt from federal income tax and personal income tax

  (if any) of its respective state,

* are investment-grade in quality, and

* have intermediate- to long-term maturities (three years or longer).

Under normal circumstances, we invest at least 80% of a fund's net assets in tax exempt securities. This investment policy cannot be changed without the approval of the fund's shareholders. Certain states may impose additional requirements on the composition of a fund's portfolio in order for distributions from that fund to be exempt from state taxes. Under normal circumstances, the Florida fund will invest so that its shares are exempt from the Florida intangibles tax.

MAIN RISKS

The main risks that could adversely affect the value of a fund's shares and the total return on your investment include:

* The risk that movements in financial markets will adversely affect the value of each fund's investments. This risk includes interest rate risk, which means that the prices of each fund's investments are likely to fall if interest rates rise. Interest rate risk is generally higher for investments with longer maturities.

* The risk that the issuers of a fund's investments will not make timely payments of interest and principal. This credit risk is generally higher for debt that is below investment-grade in quality.

* The risk that interest each fund receives might be taxable.

* The risk of investing mostly in a single state. Investments in a single state, even though representing a number of different issuers, may be affected by common economic forces and other factors. This vulnerability to factors affecting the state's tax-exempt investments will be significantly greater than that of a more geographically diversified fund, which may result in greater losses and volatility.

The Arizona fund, Florida fund and New Jersey fund are "non-diversified,"

which means that these funds may invest more of their assets in the securities of fewer issuers than a "diversified" fund. This increases the fund's vulnerability to factors affecting a single investment and can result in greater fund losses and volatility than a fund that invests more broadly.

You can lose money by investing in a fund. A fund may not achieve its goal,

and is not intended as a complete investment program. An investment in a fund is not a deposit in a bank and is not insured or guaranteed by the

Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of each fund's risks.

Each chart shows year-to-year changes in the performance of one of the fund's classes of shares, class A shares. Performance figures do not reflect the impact of sales charges. If they did, performance would be less than that shown. The tables following the charts compare each fund's performance to that of a broad measure of market performance. Of course, a fund's past performance is not an indication of future performance.

THE ARIZONA FUND

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR THE

ARIZONA FUND'S CLASS A SHARES]

CALENDAR YEAR TOTAL RETURNS FOR THE ARIZONA FUND'S CLASS A SHARES

1995         17.08%

1996          3.00%

1997          7.88%

1998          4.86%

1999         -3.11%

2000         10.22%

2001          4.76%

2002          8.07%

2003          5.23%

2004          3.50%

Year-to-date performance through 6/30/05 was 2.72%. During the periods shown in the bar chart, the highest return for a quarter was 7.13% (quarter ending 3/31/95) and the lowest return for a quarter was -2.48% (quarter ending 6/30/04).

THE FLORIDA FUND

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR THE

FLORIDA FUND'S CLASS A SHARES]

CALENDAR YEAR TOTAL RETURNS FOR THE FLORIDA FUND'S CLASS A SHARES

1995            17.35%

1996             2.91%

1997             8.95%

1998             5.05%

1999            -3.51%

2000            11.27%

2001             4.77%

2002             8.71%

2003             3.54%

2004             4.23%

Year-to-date performance through 6/30/05 was 2.59%. During the  periods shown in the bar chart, the highest return for a quarter was 6.92% (quarter ending 3/31/95) and the lowest return for a quarter was -2.37% (quarter ending 3/31/96).

THE MASSACHUSETTS FUND

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR THE

MASSACHUSETTS FUND'S CLASS A SHARES]

CALENDAR YEAR TOTAL RETURNS FOR THE MASSACHUSETTS FUND'S CLASS A SHARES

1995               18.11%

1996                3.91%

1997                8.89%

1998                5.33%

1999               -3.55%

2000               11.35%

2001                4.44%

2002                8.53%

2003                4.92%

2004                4.26%

Year-to-date performance through 6/30/05 was 2.77%. During the periods shown in the bar chart, the highest return for a quarter was 7.11% (quarter ending 3/31/95) and the lowest return for a quarter was -2.20% (quarter ending 6/30/04).

THE MICHIGAN FUND

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR THE

MICHIGAN FUND'S CLASS A SHARES]

CALENDAR YEAR TOTAL RETURNS FOR THE MICHIGAN FUND'S CLASS A SHARES

1995              16.33%

1996               4.16%

1997               8.41%

1998               4.57%

1999              -4.45%

2000              10.07%

2001               5.11%

2002               7.72%

2003               4.31%

2004               3.45%

Year-to-date performance through 6/30/05 was 2.50%. During the  periods shown in the bar chart, the highest return for a quarter was 6.17% (quarter ending 3/31/95) and the lowest return for a quarter was -2.04% (quarter ending 3/31/96).

THE MINNESOTA FUND

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR THE

MINNESOTA FUND'S CLASS A SHARES]

CALENDAR YEAR TOTAL RETURNS FOR THE MINNESOTA FUND'S CLASS A SHARES

1995            16.41%

1996             3.30%

1997             7.59%

1998             5.07%

1999            -4.02%

2000             9.93%

2001             4.60%

2002             7.98%

2003             5.50%

2004             3.78%

Year-to-date performance through 6/30/05 was 2.20%. During the  periods shown in the bar chart, the highest return for a quarter was 6.78% (quarter ending 3/31/95) and the lowest return for a quarter was -2.15% (quarter ending 3/31/96).

THE NEW JERSEY FUND

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR THE

NEW JERSEY FUND'S CLASS A SHARES]

CALENDAR YEAR TOTAL RETURNS FOR THE NEW JERSEY FUND'S CLASS A SHARES

1995             16.28%

1996              3.63%

1997              8.78%

1998              4.90%

1999             -3.51%

2000             10.30%

2001              4.41%

2002              8.06%

2003              4.76%

2004              3.40%

Year-to-date performance through 6/30/05 was 2.92%. During the  periods shown in the bar chart, the highest return for a quarter was 6.53% (quarter ending 3/31/95) and the lowest return for a quarter was -2.35% (quarter ending 6/30/04).

THE OHIO FUND

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR THE

OHIO FUND'S CLASS A SHARES]

CALENDAR YEAR TOTAL RETURNS FOR THE OHIO FUND'S CLASS A SHARES

1995              15.66%

1996               3.66%

1997               8.48%

1998               4.46%

1999              -3.69%

2000              10.24%

2001               4.83%

2002               8.41%

2003               5.27%

2004               3.62%

Year-to-date performance through 6/30/05 was 2.47%. During the periods shown in the bar chart, the highest return for a quarter was 6.17% (quarter ending 3/31/95) and the lowest return for a quarter was -2.33% (quarter ending 6/30/04).

THE PENNSYLVANIA FUND

[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS FOR THE

PENNSYLVANIA FUND'S CLASS A SHARES]

CALENDAR YEAR TOTAL RETURNS FOR THE PENNSYLVANIA FUND'S CLASS A SHARES

1995             16.82%

1996              3.70%

1997              8.72%

1998              3.76%

1999             -4.23%

2000              9.82%

2001              5.66%

2002              8.53%

2003              5.04%

2004              4.36%

Year-to-date performance through 6/30/05 was 2.72%. During the  periods shown in the bar chart, the highest return for a quarter was 6.67% (quarter ending 3/31/95) and the lowest return for a quarter was -2.29% (quarter ending 6/30/04).

Average Annual Total Returns (for periods ending 12/31/04)

-------------------------------------------------------------------------------

                                         Past       Past       Past

The Arizona Fund                        1 year     5 years   10 years

-------------------------------------------------------------------------------

Class A before taxes                    -0.41%      5.51%      5.63%

Class A after taxes on distributions    -0.41%      5.51%      5.63%

Class A after taxes on distributions

and sale of fund shares                  1.12%      5.39%      5.54%

Class B before taxes                    -2.14%      5.32%      5.37%

Class M before taxes                    -0.21%      5.31%      5.38%

-------------------------------------------------------------------------------

The Florida Fund

-------------------------------------------------------------------------------

Class A before taxes                     0.32%      5.65%      5.79%

Class A after taxes on distributions    -0.02%      5.57%      5.75%

Class A after taxes on distributions

and sale of fund shares                  1.98%      5.50%      5.69%

Class B before taxes                    -1.35%      5.46%      5.52%

Class M before taxes                     0.62%      5.48%      5.53%

-------------------------------------------------------------------------------

The Massachusetts Fund

-------------------------------------------------------------------------------

Class A before taxes                     0.43%      5.86%      6.08%

Class A after taxes on distributions     0.34%      5.83%      6.07%

Class A after taxes on distributions

and sale of fund shares                  1.77%      5.70%      5.99%

Class B before taxes                    -1.40%      5.66%      5.80%

Class C before taxes                     2.47%      5.81%      5.64%

Class M before taxes                     0.53%      5.61%      5.78%

-------------------------------------------------------------------------------

The Michigan Fund

-------------------------------------------------------------------------------

Class A before taxes                    -0.34%      5.30%      5.44%

Class A after taxes on distributions    -0.34%      5.30%      5.41%

Class A after taxes on distributions

and sale of fund shares                  1.13%      5.21%      5.38%

Class B before taxes                    -2.20%      5.10%      5.16%

Class M before taxes                    -0.24%      5.10%      5.17%

-------------------------------------------------------------------------------

The Minnesota Fund

-------------------------------------------------------------------------------

Class A before taxes                    -0.12%      5.53%      5.50%

Class A after taxes on distributions    -0.12%      5.52%      5.50%

Class A after taxes on distributions

and sale of fund shares                  1.31%      5.41%      5.44%

Class B before taxes                    -1.99%      5.31%      5.21%

Class M before taxes                     0.00%      5.31%      5.21%

-------------------------------------------------------------------------------

The New Jersey Fund

-------------------------------------------------------------------------------

Class A before taxes                    -0.47%      5.35%      5.58%

Class A after taxes on distributions    -0.47%      5.35%      5.57%

Class A after taxes on distributions

and sale of fund shares                  0.91%      5.23%      5.50%

Class B before taxes                    -2.25%      5.12%      5.30%

Class M before taxes                    -0.27%      5.11%      5.31%

-------------------------------------------------------------------------------

The Ohio Fund

-------------------------------------------------------------------------------

Class A before taxes                    -0.34%      5.62%      5.57%

Class A after taxes on distributions    -0.35%      5.61%      5.54%

Class A after taxes on distributions

and sale of fund shares                  1.04%      5.46%      5.48%

Class B before taxes                    -2.05%      5.42%      5.30%

Class M before taxes                    -0.03%      5.44%      5.32%

-------------------------------------------------------------------------------

The Pennsylvania Fund

-------------------------------------------------------------------------------

Class A before taxes                     0.43%      5.85%      5.69%

Class A after taxes on distributions     0.43%      5.84%      5.62%

Class A after taxes on distributions

and sale of fund shares                  1.63%      5.71%      5.58%

Class B before taxes                    -1.33%      5.65%      5.41%

Class M before taxes                     0.54%      5.65%      5.42%

Lehman Municipal Bond Index

(no deduction for fees, expenses or

taxes)                                   4.48%      7.20%      7.06%

-------------------------------------------------------------------------------

Unlike the bar chart, this performance information reflects the impact of sales charges. Class A and class M share performance reflects the current maximum initial sales charges (which for class A shares reflects a reduction that took effect after 12/31/04); class B and class C share performance reflects the maximum applicable deferred sales charge if shares had been redeemed on 12/31/04 and, for class B shares, does not assume conversion to class A shares after eight years. For periods before the inception of class C shares (8/19/03 for the Massachusetts fund) and class

M shares (4/3/95 for the Minnesota and Ohio funds; 4/17/95 for the Michigan fund; 5/1/95 for the Florida and New Jersey funds; 5/12/95 for the

Massachusetts fund; and 7/3/95 for the Arizona and Pennsylvania funds),

performance shown for these classes in the table is based on the performance of the fund's class A shares, adjusted to reflect the appropriate sales charge and the higher 12b-1 fees paid by the class B,

class C and class M shares. For portions of the period, the performance of each fund except the Massachusetts fund benefited from Putnam Management's agreement to limit the fund's expenses.

Each fund's performance is compared to the Lehman Municipal Bond Index, an unmanaged index of long-term fixed-rate investment-grade tax-exempt bonds.

After-tax returns reflect the highest individual federal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes.

After-tax returns are not relevant to those investing through 401(k) plans,

IRAs or other tax-deferred arrangements.

FEES AND EXPENSES

This table summarizes the fees and expenses you may pay if you invest in a fund. Except as noted, expenses are based on each fund's last fiscal year.

Shareholder Fees (fees paid directly from your investment)*

-------------------------------------------------------------------------------

                                   Class A   Class B   Class C   Class M

-------------------------------------------------------------------------------

Maximum Sales Charge (Load)

Imposed on Purchases (as a

percentage of the offering price)   3.75%      NONE      NONE      3.25%

Maximum Deferred Sales

Charge (Load) (as a percentage

of the original purchase price or

redemption proceeds, whichever

is lower)                           NONE**    5.00%     1.00%       NONE

Maximum Redemption Fee***

(as a percentage of total

redemption proceeds)                2.00%     2.00%     2.00%      2.00%

-------------------------------------------------------------------------------

Annual Fund Operating Expenses+<>

(expenses that are deducted from fund assets)

-----------------------------------------------------------------------------------------------------

                                                               Total Annual    Expense

                      Management   Distribution     Other     Fund Operating  Reimburse-       Net

                         Fees      (12b-1) Fees    Expenses      Expenses       ment         Expenses

-----------------------------------------------------------------------------------------------------

The Arizona Fund

Class A                  0.50%        0.20%++       0.24%         0.94%        (0.11%)        0.83%

Class B                  0.50%        0.85%         0.24%         1.59%        (0.11%)        1.48%

Class M                  0.50%        0.50%         0.24%         1.24%        (0.11%)        1.13%

The Florida Fund

Class A                  0.50%        0.20%++       0.19%         0.89%        (0.02%)        0.87%

Class B                  0.50%        0.85%         0.19%         1.54%        (0.02%)        1.52%

Class M                  0.50%        0.50%         0.19%         1.19%        (0.02%)        1.17%

The Massachusetts Fund

Class A                  0.50%        0.20%++       0.16%         0.86%          N/A          0.86%

Class B                  0.50%        0.85%         0.16%         1.51%          N/A          1.51%

Class C                  0.50%        1.00%         0.16%         1.66%          N/A          1.66%

Class M                  0.50%        0.50%         0.16%         1.16%          N/A          1.16%

The Michigan Fund

Class A                  0.50%        0.20%++       0.22%         0.92%        (0.01%)        0.91%

Class B                  0.50%        0.85%         0.22%         1.57%        (0.01%)        1.56%

Class M                  0.50%        0.50%         0.22%         1.22%        (0.01%)        1.21%

The Minnesota Fund

Class A                  0.50%        0.20%++       0.24%         0.94%        (0.04%)        0.90%

Class B                  0.50%        0.85%         0.24%         1.59%        (0.04%)        1.55%

Class M                  0.50%        0.50%         0.24%         1.24%        (0.04%)        1.20%

The New Jersey Fund

Class A                  0.50%        0.20%++       0.19%         0.89%        (0.01%)        0.88%

Class B                  0.50%        0.85%         0.19%         1.54%        (0.01%)        1.53%

Class M                  0.50%        0.50%         0.19%         1.19%        (0.01%)        1.18%

The Ohio Fund

Class A                  0.50%        0.20%++       0.20%         0.90%        (0.01%)        0.89%

Class B                  0.50%        0.85%         0.20%         1.55%        (0.01%)        1.54%

Class M                  0.50%        0.50%         0.20%         1.20%        (0.01%)        1.19%

The Pennsylvania Fund

Class A                  0.50%        0.20%++       0.21%         0.91%        (0.01%)        0.90%

Class B                  0.50%        0.85%         0.21%         1.56%        (0.01%)        1.55%

Class M                  0.50%        0.50%         0.21%         1.21%        (0.01%)        1.20%

-----------------------------------------------------------------------------------------------------

  * Certain investments in class A and class M shares may qualify for discounts on applicable sales charges. See "How do I buy fund shares?" for details.

 ** A deferred sales charge of up to 1.00% on class A shares may be imposed on certain redemptions of shares bought without an initial sales charge.

*** A 2.00% redemption fee (also referred to as a "short-term trading fee") may apply to any shares that are redeemed (either by selling or exchanging into another fund)

    within 5 days of purchase.

  + See the section "Who manages the fund?" for a discussion of regulatory matters and litigation.

 ++ Represents a blended rate. 12b-1 fees for Class A shares are paid at a rate equal to the weighted average of (i) 0.20% on the net assets of the fund attributable to Class A shares purchased and paid for prior to April 1, 2005 and (ii) 0.25% on all other net assets of the fund attributable to Class A shares.

 <> Reflects Putnam Management's agreement, effective January 28, 2004, to waive fees and reimburse expenses of a fund through May 31, 2006 to the extent necessary to ensure that the fund's expenses do not exceed the simple average of the expenses of all front-end load funds viewed by Lipper Inc. as having the same investment classification or objective as the fund. The expense reimbursement is based on a comparison of a fund's expenses with the average annualized operating expenses of the funds in its Lipper peer group, as calculated in accordance with

    Lipper's standard method for comparing fund expenses, for each calendar quarter during the fund's last fiscal year, excluding 12b-1 fees and without giving effect to any expense offset and brokerage service arrangements that may reduce fund expenses.

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts. By doing this, you can more easily compare the cost of investing in the funds to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in each fund for the time periods shown and then, except as shown for class B and class C shares, redeem all your shares at the end of those periods. It also assumes a 5.00% return on your investment each year and that a fund's operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.

------------------------------------------------------------------------------

                        1 year        3 years      5 years      10 years

------------------------------------------------------------------------------

The Arizona Fund

Class A                  $457          $653          $865        $1,477

Class B                  $651          $791        $1,055        $1,706*

Class B (no redemption)  $151          $491          $855        $1,706*

Class M                  $436          $695          $974        $1,767

The Florida Fund

Class A                  $460          $646         $ 848        $1,428

Class B                  $655          $784        $1,038        $1,658*

Class B (no redemption)  $155          $484          $838        $1,658*

Class M                  $440          $689          $956        $1,720

The Massachusetts Fund

Class A                  $459          $639          $834        $1,396

Class B                  $654          $777        $1,024        $1,626*

Class B (no redemption)  $154          $477          $824        $1,626*

Class C                  $269          $523          $902        $1,965

Class C (no redemption)  $169          $523          $902        $1,965

Class M                  $439          $682          $943        $1,688

The Michigan Fund

Class A                  $464          $656         $ 864        $1,463

Class B                  $659          $795        $1,054        $1,692*

Class B (no redemption)  $159          $495          $854        $1,692*

Class M                  $444          $699          $973        $1,753

The Minnesota Fund

Class A                  $463          $659         $ 872        $1,483

Class B                  $658          $798        $1,062        $1,712*

Class B (no redemption)  $158          $498         $ 862        $1,712*

Class M                  $443          $702         $ 980        $1,773

The New Jersey Fund

Class A                  $461          $647         $ 849        $1,429

Class B                  $656          $785        $1,038        $1,659*

Class B (no redemption)  $156          $485          $838        $1,659*

Class M                  $441          $690          $957        $1,720

The Ohio Fund

Class A                  $462          $650         $ 854        $1,440

Class B                  $657          $789        $1,044        $1,670*

Class B (no redemption)  $157          $489         $ 844        $1,670*

Class M                  $442          $693         $ 962        $1,731

The Pennsylvania Fund

Class A                  $463          $653         $ 859        $1,452

Class B                  $658          $792        $1,049        $1,681*

Class B (no redemption)  $158          $492         $ 849        $1,681*

Class M                  $443          $696         $ 967        $1,742

------------------------------------------------------------------------------

* Reflects conversion of class B shares to class A shares, which pay lower

  12b-1 fees. Conversion occurs eight years after purchase.

What are each fund's main investment strategies and related risks?

Any investment carries with it some level of risk that generally reflects its potential for reward. We pursue each fund's goal by investing mainly in tax-exempt investments. We will consider, among other things, credit,

interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments. A description of the risks associated with each fund's main investment strategies follows.

* Tax-exempt investments. These investments are issued by public authorities to raise money for public purposes, such as loans for the construction of housing, schools or hospitals, or to provide temporary financing in anticipation of the receipt of taxes and other revenue. They also include private activity obligations of public authorities to finance privately owned or operated facilities. Changes in law or adverse determinations by the Internal Revenue Service or a state tax authority could make the income from some of these obligations taxable.

  Investments in securities of issuers located outside the applicable state may be applied toward meeting a requirement to invest in a tax-exempt investment if the security pays interest that is exempt from federal income tax and the applicable state's income tax.

Interest income from private activity bonds may be subject to federal AMT for individuals. As a policy that cannot be changed without the approval of fund shareholders, we cannot include these investments for the purpose of complying with the 80% investment policies described in the "Main

Investment Strategies" section. Corporate shareholders will be required to include all exempt-interest dividends in determining their federal AMT.

For more information, including possible state, local and other taxes,

contact your tax advisor.

* General obligations. These are backed by the issuer's authority to levy taxes and are considered an obligation of the issuer. They are payable from the issuer's general unrestricted revenues, although payment may depend upon government appropriation or aid from other governments.

  These investments may be vulnerable to legal limits on a government's power to raise revenue or increase taxes, as well as economic or other developments that can reduce revenues.

* Special revenue obligations. These are payable from revenue earned by a particular project or other revenue source. They include private activity bonds such as industrial development bonds, which are paid only from the revenues of the private owners or operators of the facilities.

  Investors can look only to the revenue generated by the project or the private company operating the project rather than the credit of the state or local government authority issuing the bonds. Special revenue obligations are typically subject to greater credit risk than general obligations because of the relatively limited source of revenue.

* Interest rate risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument's value usually will not affect the amount of interest income paid to the fund, but will affect the value of the fund's shares. Interest rate risk is generally greater for investments with longer maturities.

Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

"Premium" investments offer coupon rates higher than prevailing market rates. However, they involve a greater risk of loss, because their values tend to decline over time.

* Credit risk. Investors normally expect to be compensated in proportion to the risk they are assuming. Thus, debt of issuers with poor credit prospects usually offers higher yields than debt of issuers with more secure credit. Higher-rated investments generally have lower credit risk.

We invest mostly in investment-grade debt investments. These are rated at least BBB or its equivalent at the time of purchase by a nationally recognized securities rating agency, or are unrated investments we believe are of comparable quality. We may invest up to 25% of the fund's total assets in non-investment-grade investments. However, we will not invest in investments that are rated lower than BB or its equivalent by each agency rating the investment, or are unrated securities that we believe are of comparable quality. We will not necessarily sell an investment if its rating is reduced after we buy it.

Investments rated below BBB or its equivalent are known as "junk bonds."

This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the values of those investments will usually be more volatile and are likely to fall. A default or expected default could also make it difficult for us to sell the investments at prices approximating the values we had previously placed on them. Tax-exempt debt, particularly lower-rated tax-exempt debt, usually has a more limited market than taxable debt, which may at times make it difficult for us to buy or sell certain debt instruments or to establish their fair value. Credit risk is generally greater for investments that are issued at less than their face value and that are required to make interest payments only at maturity rather than at intervals during the life of the investment.

We may buy investments that are insured as to the payment of principal and interest in the event the issuer defaults. Any reduction in the claims-paying ability of one of the few insurers that provide this insurance may adversely affect the value of insured investments and,

consequently, the value of the fund's shares.

* Concentration of investments. We may make significant investments in a segment of the tax-exempt debt market, such as revenue bonds for health care facilities, housing or airports. These investments may cause the value of a fund's shares to change more than the values of shares of funds that invest in a greater variety of investments. Certain events may adversely affect all investments within a particular market segment.

  Examples include legislation or court decisions, concerns about pending legislation or court decisions, or lower demand for the services or products provided by a particular market segment.

Investing mostly in tax-exempt investments of a single state makes a fund more vulnerable to that state's economy and to factors affecting tax exempt issuers in that state than would be true for a more geographically diversified fund. These risks include:

* the inability or perceived inability of a government authority to collect sufficient tax or other revenues to meet its payment obligations,

* the introduction of constitutional or statutory limits on a tax-exempt issuer's ability to raise revenues or increase taxes, and

* economic or demographic factors that may cause a decrease in tax or other revenues for a government authority or for private operators of publicly financed facilities.

In addition, because of the relatively small number of issuers of tax-exempt securities, we will probably invest a higher percentage of assets in a single issuer. We may, therefore, be more exposed to the risk of loss by investing in a few issuers than a fund that invests more broadly.

At times, the funds and other accounts that we and our affiliates manage may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments.

* Derivatives. We may engage in a variety of transactions involving derivatives, such as futures, options, swap contracts and inverse floaters. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments or indexes. We may use derivatives for both hedging and non-hedging purposes, such as to modify the behavior of an investment so it responds differently than it would otherwise to changes in a particular interest rate. For example,

  derivatives may increase or decrease an investment's exposure to long-

  or short-term interest rates or cause the value of an investment to move in the opposite direction from prevailing short-term or long-term interest rates. However, we may also choose not to use derivatives,

  based on our evaluation of market conditions or the availability of suitable derivatives. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

Derivatives involve special risks and may result in losses. The successful use of derivatives depends on our ability to manage these sophisticated instruments. The prices of derivatives may move in unexpected ways due to the use of leverage or other factors, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also cause the fund to receive taxable income, which could increase the amount of tax liability for shareholders.

Other risks arise from our potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund's derivatives positions at any time. In fact, many

over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations.

For further information about the risks of derivatives, see the statement of additional information (SAI).

* Other investments. In addition to the main investment strategies described above, we may also make other types of investments, such as investments in forward commitments, which may produce taxable income and be subject to other risks, as described in the SAI.

* Alternative strategies. Under normal market conditions, we keep each fund's portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing a fund's usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses, including investing in taxable obligations. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause a fund to miss out on investment opportunities, and may prevent a fund from achieving its goal.

* Changes in policies. The Trustees may change a fund's goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

* Portfolio transactions and portfolio turnover rate. Transactions on stock exchanges, commodities markets and futures markets involve the payment by each fund of brokerage commissions.

The following table shows the brokerage commissions, if any, that were paid by each fund during the fiscal year in dollar amounts and as a percentage of the fund's average net assets.

---------------------------------------------------------------------------

                                                             Brokerage

                                 Brokerage                  commissions

                                commissions                (% of average

Fund                               ($)                       net assets)

---------------------------------------------------------------------------

The Arizona Fund                    --                          --

---------------------------------------------------------------------------

The Florida Fund                    --                          --

---------------------------------------------------------------------------

The Massachusetts Fund              --                          --

---------------------------------------------------------------------------

The Michigan Fund                  125                       <0.01%

---------------------------------------------------------------------------

The Minnesota Fund                 190                       <0.01%

---------------------------------------------------------------------------

The New Jersey Fund                 --                          --

---------------------------------------------------------------------------

The Ohio Fund                      209                       <0.01%

---------------------------------------------------------------------------

The Pennsylvania Fund              229                       <0.01%

---------------------------------------------------------------------------

During the 2005 fiscal year, the funds placed no transactions with brokers who also provided research services for Putnam Management and its affiliates. Additional information regarding Putnam's brokerage selection procedures is included in the SAI.

Although brokerage commissions and other portfolio transaction costs are not reflected in a fund's Total Annual Fund Operating Expenses or Net

Expenses ratio (as shown in the Annual Fund Operating Expenses table in the section "Fees and expenses"), they are reflected in each fund's total return. Combining the brokerage commissions (if any) paid by each fund during the last fiscal year (as a percentage of the fund's average net assets) with the fund's Total Annual Fund Operating Expenses ratio or Net

Expenses ratio for class A shares results in a "combined cost ratio." The following table shows the combined cost ratio (as a percentage of each fund's average net assets) for class A shares for the last fiscal year.

----------------------------------------------------------------

Fund                      Combined Cost Ratio

----------------------------------------------------------------

The Arizona Fund                  0.83%

----------------------------------------------------------------

The Florida Fund                  0.87%

----------------------------------------------------------------

The Massachusetts Fund            0.86%

----------------------------------------------------------------

The Michigan Fund                 0.91%

----------------------------------------------------------------

The Minnesota Fund                0.90%

----------------------------------------------------------------

The New Jersey Fund               0.88%

----------------------------------------------------------------

The Ohio Fund                     0.89%

----------------------------------------------------------------

The Pennsylvania Fund             0.90%

----------------------------------------------------------------

Investors should exercise caution in comparing brokerage commissions and combined cost ratios for different types of funds. For example, while brokerage commissions represent one component of a fund's transaction costs, they do not reflect any undisclosed amount of profit or "mark-up"

included in the price paid by the fund for principal transactions

(transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition,

brokerage commissions do not reflect other elements of transaction costs,

including the extent to which a fund's purchase and sale transactions may change the market price for an investment (the "market impact").

Another factor in transaction costs is a fund's portfolio turnover rate,

which measures how frequently the fund buys and sells investments. During the past five years, each fund's fiscal year portfolio turnover rate and the average turnover rate for each fund's Lipper category were as follows:

----------------------------------------------------------------------------------------------

Fund                              2005          2004         2003          2002          2001

----------------------------------------------------------------------------------------------

The Arizona Fund                  18%            6%           37%           21%           24%

----------------------------------------------------------------------------------------------

Lipper Arizona Municipal

Debt Funds average*               18%           18%           30%           29%           37%

----------------------------------------------------------------------------------------------

The Florida Fund                  23%           53%           20%           18%           25%

----------------------------------------------------------------------------------------------

Lipper Florida Municipal

Debt Funds average*               28%           28%           34%           32%           30%

----------------------------------------------------------------------------------------------

The Massachusetts Fund            18%            7%           29%           24%            7%

----------------------------------------------------------------------------------------------

Lipper Massachusetts Municipal

Debt Funds average*               21%           21%           28%           24%           28%

----------------------------------------------------------------------------------------------

The Michigan Fund                 18%           10%           24%           21%           14%

----------------------------------------------------------------------------------------------

Lipper Michigan Municipal

Debt Funds average*               18%           18%           30%           20%           29%

----------------------------------------------------------------------------------------------

The Minnesota Fund                11%            6%           27%           12%           26%

----------------------------------------------------------------------------------------------

Lipper Minnesota Municipal

Debt Funds average*               18%           18%           26%           23%           18%

----------------------------------------------------------------------------------------------

The New Jersey Fund               19%           13%           26%           12%           13%

----------------------------------------------------------------------------------------------

Lipper New Jersey Municipal

Debt Funds average*               22%           22%           30%           30%           30%

----------------------------------------------------------------------------------------------

The Ohio Fund                     12%           17%           26%           17%           12%

----------------------------------------------------------------------------------------------

Lipper Ohio Municipal

Debt Funds average*               22%           22%           32%           25%           24%

----------------------------------------------------------------------------------------------

The Pennsylvania Fund             16%           17%           22%           13%           13%

----------------------------------------------------------------------------------------------

Lipper Pennsylvania Municipal

Debt Funds average*               19%           19%           20%           26%           29%

----------------------------------------------------------------------------------------------

* Average portfolio turnover rate of funds viewed by Lipper Inc. as having the same investment classification or objective as the fund. The Lipper category average portfolio turnover rate is calculated using the portfolio turnover rate for the fiscal year end of each fund in the Lipper category.

  Fiscal years may vary across funds in the Lipper category, which may limit the comparability of the fund's portfolio turnover rate to the Lipper average. Comparative data for the last fiscal year is based on information available as of June 30, 2005.

Both a fund's portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions. High turnover may lead to increased costs and shareholder taxes and decreased performance.

Putnam Management is not permitted to consider sales of shares of the funds (or of the other Putnam funds) as a factor in the selection of broker-dealers to execute portfolio transactions for the funds.

* Portfolio holdings. The SAI includes a description of each fund's policies with respect to the disclosure of its portfolio holdings. For information on a fund's portfolio, you may visit the Putnam Investments Web site,

  www.putnam.com/individual, where each fund's top 10 holdings and related portfolio information may be viewed monthly beginning approximately 15 days after the end of each month, and full portfolio holdings may be viewed beginning on the last business day of the month after the end of each calendar quarter. This information will remain available on the Web site until a fund files a Form N-CSR or N-Q with the Securities and Exchange

  Commission (SEC) for the period that includes the date of the information.

Who manages the funds?

Each fund's Trustees oversee the general conduct of the fund's business.

The Trustees have retained Putnam Management to be each fund's investment manager, responsible for making investment decisions for the fund and managing the fund's other affairs and business. Each fund pays Putnam

Management a quarterly management fee for these services based on each fund's average net assets. Putnam Management's address is One Post Office

Square, Boston, MA 02109.

Each fund paid Putnam Management management fees in the following amounts

(reflected as a percentage of average net assets for each fund's last fiscal year after giving effect to applicable waivers):

--------------------------------------------------------------------

Fund                     Management Fees

--------------------------------------------------------------------

The Arizona Fund             0.39%

--------------------------------------------------------------------

The Florida Fund             0.48%

--------------------------------------------------------------------

The Massachusetts Fund       0.50%

--------------------------------------------------------------------

The Michigan Fund            0.49%

--------------------------------------------------------------------

The Minnesota Fund           0.46%

--------------------------------------------------------------------

The New Jersey Fund          0.49%

--------------------------------------------------------------------

The Ohio Fund                0.49%

--------------------------------------------------------------------

The Pennsylvania Fund        0.49%

--------------------------------------------------------------------

* Investment management teams. Putnam Management's investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of the Tax Exempt Fixed-Income Team manage each fund's

  investments. The names of all team members can be found at

  www.putnam.com.

The team members identified as each fund's Portfolio Leader and Portfolio

Members coordinate the team's efforts related to the fund and are primarily responsible for the day-to-day management of the fund's portfolio. In addition to these individuals, the team also includes other investment professionals, whose analysis, recommendations and research inform investment decisions made for the fund.

                       Joined                        Positions Over

Portfolio Leader       Fund    Employer              Past Five Years

---------------------------------------------------------------------------------------

David Hamlin           2002    Putnam Management     Team Leader, Tax Exempt

                               1998 - Present        Fixed Income Team

                                                     Previously, Director, Tax Exempt

                                                     Investment Grade Team

---------------------------------------------------------------------------------------

                       Joined                        Positions Over

Portfolio Members      Fund    Employer              Past Five Years

---------------------------------------------------------------------------------------

Paul Drury             2002    Putnam Management     Tax Exempt Specialist

                               1989 - Present        Previously, Portfolio Manager;

                                                     Senior Trader

---------------------------------------------------------------------------------------

Susan McCormack        2002*   Putnam Management     Tax Exempt Specialist

                               1994 - Present        Previously, Portfolio Manager

---------------------------------------------------------------------------------------

James St. John         2003    Putnam Management     Portfolio Construction Specialist

                               1998 - Present        Previously, Quantitative Analyst

---------------------------------------------------------------------------------------

* Joined the Florida and Massachusetts funds in 2002 and joined the

  Arizona, Michigan, Minnesota, New Jersey, Ohio and Pennsylvania funds in

  1999.

* Other Putnam funds managed by the Portfolio Leader and Portfolio Members.

  David Hamlin is also the Portfolio Leader and Paul Drury, Susan McCormack,

  and James St. John are also Portfolio Members for Putnam's California and

  New York state tax-exempt funds. The same group also manages Putnam AMT-Free

  Insured Municipal Fund, Putnam California Investment Grade Municipal Trust,

  Putnam High Yield Municipal Trust, Putnam Investment Grade Municipal Trust,

  Putnam Managed Municipal Income Trust, Putnam Municipal Bond Fund, Putnam

  Municipal Opportunities Trust, Putnam New York Investment Grade Municipal

  Trust, Putnam Tax Exempt Income Fund, Putnam Tax-Free Health Care Fund, and

  Putnam Tax-Free High Yield Fund. David Hamlin, Paul Drury, Susan McCormack,

  and James St. John may also manage other accounts and variable trust funds advised by Putnam Management or an affiliate. The SAI provides additional information about other accounts managed by these individuals.

Other individuals who have served as Portfolio Leader of a Fund since May

2002, when Putnam Management introduced this designation, include Paul

Drury (November 2002 to September 2003) and Susan McCormack (May 2002 to

October 2002) for the Arizona and Minnesota funds; Richard Wyke (May 2002 to July 2002) for the Florida fund; Richard Wyke (May 2002 to September

2003) for the Massachusetts fund; and Susan McCormack (May 2002 to

September 2003) for the Michigan, New Jersey, Ohio and Pennsylvania funds.

* Changes in your fund's Portfolio Leader and Portfolio Members. During the year ended May 31, 2005, Portfolio Member Richard Wyke left your fund's management team.

* Fund ownership. The table below shows the dollar ranges of shares of the funds owned by the professionals listed above at the end of the funds'

  last two fiscal years, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

Fund Portfolio Leader and Portfolio Members

--------------------------------------------------------------------------------------------------------

                                  $1 -       $10,001 -  $50,001-    $100,001 -  $500,001 -    $1,000,001

                    Year    $0    $10,000    $50,000    $100,000    $500,000    $1,000,000    and over

--------------------------------------------------------------------------------------------------------

David Hamlin        2005     *

--------------------------------------------------------------------------------------------------------

Portfolio Leader    2004     *

--------------------------------------------------------------------------------------------------------

Paul Drury          2005     *

--------------------------------------------------------------------------------------------------------

Portfolio Member    2004     *

--------------------------------------------------------------------------------------------------------

Susan McCormack     2005     *

--------------------------------------------------------------------------------------------------------

Portfolio Member    2004     *

--------------------------------------------------------------------------------------------------------

James St. John      2005     *

--------------------------------------------------------------------------------------------------------

Portfolio Member    2004     *

--------------------------------------------------------------------------------------------------------

* Investment in the funds by Putnam employees and the Trustees. As of

  May 31, 2005, all of the 12 Trustees of the Putnam funds owned fund shares.

  The following table shows the approximate value of investments in the funds and all Putnam funds as of that date by Putnam employees and the fund's Trustees, including in each case investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

----------------------------------------------------------------------

Fund                   Putnam employees        Trustees

----------------------------------------------------------------------

The Arizona Fund           $21,000              $28,000

----------------------------------------------------------------------

The Florida Fund           $27,000              $28,000

----------------------------------------------------------------------

The Massachusetts Fund  $3,200,000             $199,000

----------------------------------------------------------------------

The Michigan Fund          $20,000              $34,000

----------------------------------------------------------------------

The Minnesota Fund         $21,000              $34,000

----------------------------------------------------------------------

The New Jersey Fund        $68,000              $28,000

----------------------------------------------------------------------

The Ohio Fund              $21,000              $35,000

----------------------------------------------------------------------

The Pennsylvania Fund      $27,000              $34,000

----------------------------------------------------------------------

All Putnam funds      $456,000,000          $56,000,000

----------------------------------------------------------------------

The following table shows how much the members of Putnam's Executive Board have invested in the Massachusetts fund (in dollar ranges).  Information shown is as of May 31, 2005 and May 31, 2004.

Putnam Executive Board

--------------------------------------------------------------------------------------------------

                                                $1 -       $10,001 -  $50,001-    $100,001

                                  Year    $0    $10,000    $50,000    $100,000    and over

--------------------------------------------------------------------------------------------------

Philippe Bibi                     2005     *

--------------------------------------------------------------------------------------------------

Chief Technology Officer          2004     *

--------------------------------------------------------------------------------------------------

Joshua Brooks                     2005     *

--------------------------------------------------------------------------------------------------

Deputy Head of Investments        N/A

--------------------------------------------------------------------------------------------------

William Connolly                  N/A

--------------------------------------------------------------------------------------------------

Head of Retail Management         N/A

--------------------------------------------------------------------------------------------------

Kevin Cronin                      2005     *

--------------------------------------------------------------------------------------------------

Head of Investments               2004     *

--------------------------------------------------------------------------------------------------

Charles Haldeman, Jr.             2005                        *

--------------------------------------------------------------------------------------------------

President and CEO                 2004     *

--------------------------------------------------------------------------------------------------

Amrit Kanwal                      2005     *

--------------------------------------------------------------------------------------------------

Chief Financial Officer           2004     *

--------------------------------------------------------------------------------------------------

Steven Krichmar                   2005     *

--------------------------------------------------------------------------------------------------

Chief of Operations               2004     *

--------------------------------------------------------------------------------------------------

Francis McNamara, III             2005                                               *

--------------------------------------------------------------------------------------------------

General Counsel                   2004     *

--------------------------------------------------------------------------------------------------

Richard Robie, III                2005                        *

--------------------------------------------------------------------------------------------------

Chief Administrative Officer      2004     *

--------------------------------------------------------------------------------------------------

Edward Shadek                     2005     *

--------------------------------------------------------------------------------------------------

Deputy Head of Investments        N/A

--------------------------------------------------------------------------------------------------

Sandra Whiston                    N/A

--------------------------------------------------------------------------------------------------

Head of Institutional Management  N/A

--------------------------------------------------------------------------------------------------

N/A indicates the individual joined Putnam's Executive Board after the reporting date.

The following table shows how much the members of Putnam's Executive Board have invested in each of the Arizona, Florida, Michigan, Minnesota, New

Jersey, Ohio and Pennsylvania funds (in dollar ranges). Information shown is as of May 31, 2005 and May 31, 2004.

Putnam Executive Board

--------------------------------------------------------------------------------------------------

                                                $1 -       $10,001 -  $50,001-    $100,001

                                  Year    $0    $10,000    $50,000    $100,000    and over

--------------------------------------------------------------------------------------------------

Philippe Bibi                     2005     *

--------------------------------------------------------------------------------------------------

Chief Technology Officer          2004     *

--------------------------------------------------------------------------------------------------

Joshua Brooks                     2005     *

--------------------------------------------------------------------------------------------------

Deputy Head of Investments        N/A

--------------------------------------------------------------------------------------------------

William Connolly                  N/A

--------------------------------------------------------------------------------------------------

Head of Retail Management         N/A

--------------------------------------------------------------------------------------------------

Kevin Cronin                      2005     *

--------------------------------------------------------------------------------------------------

Head of Investments               2004     *

--------------------------------------------------------------------------------------------------

Charles Haldeman, Jr.             2005                        *

--------------------------------------------------------------------------------------------------

President and CEO                 2004     *

--------------------------------------------------------------------------------------------------

Amrit Kanwal                      2005     *

--------------------------------------------------------------------------------------------------

Chief Financial Officer           2004     *

--------------------------------------------------------------------------------------------------

Steven Krichmar                   2005     *

--------------------------------------------------------------------------------------------------

Chief of Operations               2004     *

--------------------------------------------------------------------------------------------------

Francis McNamara, III             2005     *

--------------------------------------------------------------------------------------------------

General Counsel                   2004     *

--------------------------------------------------------------------------------------------------

Richard Robie, III                2005     *

--------------------------------------------------------------------------------------------------

Chief Administrative Officer      2004     *

--------------------------------------------------------------------------------------------------

Edward Shadek                     2005     *

--------------------------------------------------------------------------------------------------

Deputy Head of Investments        N/A

--------------------------------------------------------------------------------------------------

Sandra Whiston                    N/A

--------------------------------------------------------------------------------------------------

Head of Institutional Management  N/A

--------------------------------------------------------------------------------------------------

* Compensation of investment professionals. Putnam Management believes that its investment management teams should be compensated primarily based on their success in helping investors achieve their goals. The portion of

  Putnam Investments' total incentive compensation pool that is available to Putnam Management's Investment Division is based primarily on its delivery, across all of the portfolios it manages, of consistent,

  dependable and superior performance over time. Each fund uses its respective state's Lipper Municipal Debt Funds category average, which is its broad investment category as determined by Lipper Inc., as its peer group. The portion of the incentive compensation pool available to your investment management team varies based primarily on its delivery,

  across all of the portfolios it manages, of consistent, dependable and superior performance over time on a tax-adjusted basis to recognize the different federal income tax treatment for capital gains distributions and exempt-interest distributions.

* Consistent performance means being above median over one year.

* Dependable performance means not being in the 4th quartile of the peer group over one, three or five years.

* Superior performance (which is the largest component of Putnam Management's incentive compensation program) means being in the top third of the peer group over three and five years.

In determining an investment management team's portion of the incentive compensation pool and allocating that portion to individual team members,

Putnam Management retains discretion to reward or penalize teams or individuals, including the fund's Portfolio Leader and Portfolio Members,

as it deems appropriate, based on other factors. The size of the overall incentive compensation pool each year is determined by Putnam Management's parent company, Marsh & McLennan Companies, Inc., and depends in large part on Putnam's profitability for the year, which is influenced by assets under management. Incentive compensation is generally paid as cash bonuses, but a portion of incentive compensation may instead be paid as grants of restricted stock, options or other forms of compensation, based on the factors described above. In addition to incentive compensation, investment team members receive annual salaries that are typically based on seniority and experience. Incentive compensation generally represents at least 70% of the total compensation paid to investment team members.

* Regulatory matters and litigation. Putnam Management has entered into agreements with the Securities and Exchange Commission and the

  Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. Pursuant to these settlement agreements, Putnam Management will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to shareholders and the funds. The restitution amount will be allocated to shareholders pursuant to a plan developed by an independent consultant,

  with payments to shareholders following approval of the plan by the SEC and the Massachusetts Securities Division.

The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management will bear any costs incurred by Putnam funds in connection with these lawsuits.

Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the funds is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

How does a fund price its shares?

The price of a fund's shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock

Exchange (NYSE) each day the exchange is open.

Each fund values its investments for which market quotations are readily available at market value. It values short-term investments that will mature within 60 days at amortized cost, which approximates market value.

It values all other investments and assets at their fair value. The fair value determined for an investment may differ from recent market prices for the investment.

Each fund's tax-exempt investments are generally valued at fair value on the basis of valuations provided by an independent pricing service approved by the fund's Trustees. Such services determine valuations for normal institutional-size trading units of such securities using information with respect to transactions in the bond being valued, quotations from bond dealers, market transactions in comparable securities and various relationships, generally recognized by institutional traders, between securities in determining value.

How do I buy fund shares?

You can open a fund account with as little as $500 and make additional investments at any time with as little as $50 ($25 through systematic investing). Each fund sells its shares at the offering price, which is the

NAV plus any applicable sales charge. Your financial advisor or Putnam

Investor Services generally must receive your completed buy order before the close of regular trading on the NYSE for your shares to be bought at that day's offering price.

You can buy shares:

* Through a financial advisor. Your advisor will be responsible for furnishing all necessary documents to Putnam Investor Services, and may charge you for his or her services.

* Through systematic investing. You can make regular investments of

  $25 or more weekly, semi-monthly or monthly through automatic deductions from your bank checking or savings account. Application forms are available through your advisor or Putnam Investor Services at

  1-800-225-1581.

* Subsequent investments via the Internet. If you have an existing Putnam fund account and you have completed and returned an Electronic

  Investment Authorization Form, you can buy additional shares online at

  www.putnam.com. For more information, contact your advisor or Putnam

  Investor Services at 1-800-225-1581.

You may also complete an order form and write a check for the amount you wish to invest, payable to the appropriate fund. Return the check and completed form to Putnam Investor Services.

Mutual funds must obtain and verify information that identifies investors opening new accounts. If the fund is unable to collect the required information, Putnam Investor Services may not be able to open your fund account. Investors must provide their full name, residential or business address, Social Security or tax identification number, and date of birth.

Entities, such as trusts, estates, corporations and partnerships, must also provide other identifying information. Putnam Investor Services may share identifying information with third parties for the purpose of verification.

If Putnam Investor Services cannot verify identifying information after opening your account, the fund reserves the right to close your account.

A fund may periodically close to new purchases of shares or refuse any order to buy shares if the fund determines that doing so would be in the best interests of the fund and its shareholders.

WHICH CLASS OF SHARES IS BEST FOR ME?

This prospectus offers you a choice of three classes of fund shares: A, B and M. In addition, this prospectus offers a fourth class of shares, class

C shares, for the Massachusetts fund. This allows you to choose among different types of sales charges and different levels of ongoing operating expenses, as illustrated in the "Fees and expenses" section. The class of shares that is best for you depends on a number of factors, including the amount you plan to invest and how long you plan to hold the shares. Please consult your financial advisor as to which share class is most appropriate for you. Here is a summary of the differences among the classes of shares:

Class A shares

* Initial sales charge of up to 3.75%

* Lower sales charges available for investments of $100,000 or more

* No deferred sales charge (except on certain redemptions of shares bought without an initial sales charge)

* Lower annual expenses, and higher dividends, than class B, C or M shares because of lower 12b-1 fees

Class B shares

* No initial sales charge; your entire investment goes to work immediately

* Deferred sales charge of up to 5.00% if shares are sold within six years of purchase

* Higher annual expenses, and lower dividends, than class A or M shares because of higher 12b-1 fees

* Convert automatically to class A shares after eight years, thereby reducing the future 12b-1 fees

* Orders for class B shares of one or more Putnam funds will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $100,000 or more. Investors considering cumulative purchases of $100,000 or more should consider whether class A shares would be more advantageous and consult their financial advisor.

Class C shares (available for the Massachusetts fund only)

* No initial sales charge; your entire investment goes to work immediately

* Deferred sales charge of 1.00% if shares are sold within one year of purchase

* Higher annual expenses, and lower dividends, than class A, B or M shares because of higher 12b-1 fees

* No conversion to class A shares, so future 12b-1 fees do not decline over time

* Orders for class C shares of one or more Putnam funds will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more should consider whether class A shares would be more advantageous and consult their financial advisor.

Class M shares

* Initial sales charge of up to 3.25%

* Lower sales charges available for investments of $50,000 or more

* No deferred sales charge

* Lower annual expenses, and higher dividends, than class B or C shares because of lower 12b-1 fees

* Higher annual expenses, and lower dividends, than class A shares because of higher 12b-1 fees

* No conversion to class A shares, so future 12b-1 fees do not decline over time

* Orders for class M shares of one or more Putnam funds, other than class M shares sold to qualified employee-benefit plans, will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class M shares (as described below), is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more should consider whether class A shares would be more advantageous and consult their financial advisor.

Initial sales charges for class A and M shares

--------------------------------------------------------------------------

                          Class A sales charge      Class M sales charge

                           as a percentage of*:      as a percentage of*:

--------------------------------------------------------------------------

Amount of purchase        Net amount   Offering    Net amount    Offering

at offering price ($)     invested      price**     invested      price**

--------------------------------------------------------------------------

Under 50,000                 3.90%       3.75%         3.36%       3.25%

50,000 but under 100,000     3.90        3.75          2.30        2.25

100,000 but under 250,000    3.09        3.00          1.27        1.25

250,000 but under 500,000    2.30        2.25          1.01        1.00

500,000 but under 1,000,000  2.04        2.00          1.01        1.00

1,000,000 and above          NONE        NONE          NONE        NONE

--------------------------------------------------------------------------

 * Because of rounding in the calculation of offering price and the number of shares purchased, actual sales charges you pay may be more or less than these percentages.

** Offering price includes sales charge.

Each fund offers two principal ways for you to qualify for discounts on initial sales charges on class A and class M shares, often referred to as

"breakpoint discounts:"

* Right of accumulation. You can add the amount of your current purchases of class A or class M shares of a fund and other Putnam funds to the value of your existing accounts in the fund and other Putnam funds.

  Individuals can also include purchases by, and accounts owned by, their spouse and minor children, including accounts established through different financial advisors. For your current purchases, you will pay the initial sales charge applicable to the total value of the linked accounts and purchases, which may be lower than the sales charge otherwise applicable to each of your current purchases. Shares of Putnam money market funds, other than money market fund shares acquired by exchange from other Putnam funds, are not included for purposes of the right of accumulation.

To calculate the total value of your existing accounts and any linked accounts, the fund will use the current maximum public offering price of those shares.

* Statement of intention. A statement of intention is a document in which you agree to make purchases of class A or class M shares in a specified amount within a period of 13 months. For each purchase you make under the statement of intention you will pay the initial sales charge applicable to the total amount you have agreed to purchase. While a statement of intention is not a binding obligation on you, if you do not purchase the full amount of shares within 13 months, the fund will redeem shares from your account in an amount equal to the higher initial sales charge you would have paid in the absence of the statement of intention.

Account types that may be linked with each other to obtain breakpoint discounts using the methods described above include:

* Individual accounts

* Joint accounts

* Accounts established as part of a retirement plan and IRA accounts

  (some restrictions may apply)

* Shares of Putnam funds owned through accounts in the name of your dealer or other financial intermediary (with documentation identifying beneficial ownership of shares)

* Accounts held as part of a Section 529 college savings plan managed by

  Putnam Management (some restrictions may apply)

In order to obtain a breakpoint discount, you should inform your financial advisor at the time you purchase shares of the existence of other accounts or purchases that are eligible to be linked for the purpose of calculating the initial sales charge. The fund or your financial advisor may ask you for records or other information about other shares held in your accounts and linked accounts, including accounts opened with a different financial advisor. Restrictions may apply to certain accounts and transactions.

Further details about breakpoint discounts can be found on Putnam

Management's Web site at www.putnam.com/individual by selecting "Mutual

Funds," and in the SAI.

Deferred sales charges for class B, class C and certain

class A shares

If you sell (redeem) class B shares within six years of purchase, you will generally pay a deferred sales charge according to the following schedule.

Year after purchase       1      2      3      4      5      6      7+

---------------------------------------------------------------------------

Charge                    5%     4%     3%     3%     2%     1%     0%

A deferred sales charge of 1.00% will apply to class C shares (available for the Massachusetts fund only) if redeemed within one year of purchase.

Unless otherwise agreed with Putnam Retail Management, class A shares that are part of a purchase of $1 million or more (other than by a qualified retirement plan) will be subject to a 1.00% deferred sales charge if redeemed within one year of purchase and a 0.50% deferred sales charge if redeemed in the second year after purchase.

Deferred sales charges will be based on the lower of the shares' cost and current NAV. Shares not subject to any charge will be redeemed first, followed by shares held longest. You may sell shares acquired by reinvestment of distributions without a charge at any time.

* You may be eligible for reductions and waivers of sales charges.

  In addition to the breakpoint discount methods described above, sales charges may be reduced or waived under certain circumstances and for certain groups. Information about reductions and waivers of sales charges,

  including deferred sales charges, is included in the SAI. You may consult your financial advisor or Putnam Retail Management for assistance.

* Distribution (12b-1) plans. Each fund has adopted distribution plans to pay for the marketing of fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average net assets) of up to 0.35% on class A shares and 1.00% on class

  B, class C and class M shares. The Trustees currently limit payments on class

  A, class B and class M shares to 0.25%, 0.85% and 0.50% of average net assets, respectively. For class A shares, the annual payment rate will equal the weighted average of (i) 0.20% on the net assets of the fund attributable to Class A shares purchased and paid for prior to April 1,

  2005 and (ii) 0.25% on all other net assets of the fund attributable to

  Class A shares. Because these fees are paid out of a fund's assets on an ongoing basis, they will increase the cost of your investment. The higher fees for class B, class C and class M shares may cost you more than paying the initial sales charge for class A shares. Because class C and class M shares, unlike class B shares, do not convert to class A shares, class C and class M shares may cost you more over time than class B shares.

* Payments to dealers. If you purchase your shares through a dealer (the term

  "dealer" includes any broker, dealer, bank, bank trust department,

  registered investment advisor, financial planner, retirement plan administrator and any other institution having a selling, services or any similar agreement with Putnam Retail Management or one of its affiliates), your dealer generally receives payments from Putnam Retail

  Management representing some or all of the sales charges and distribution (12b-1) fees shown in the tables under the heading "Fees and Expenses" at the front of this prospectus.

Putnam Retail Management and its affiliates also pay additional compensation to selected dealers in recognition of their marketing support and/or program servicing (each of which is described in more detail below).

These payments may create an incentive for a dealer firm or its representatives to recommend or offer shares of the fund or other Putnam funds to its customers. These additional payments are made by Putnam Retail

Management and its affiliates and do not increase the amount paid by you or the fund as shown under the heading "Fees and Expenses."

The additional payments to dealers by Putnam Retail Management and its affiliates are generally based on one or more of the following factors:

average net assets of a fund attributable to that dealer, sales of a fund attributable to that dealer, or reimbursement of ticket charges (fees that a dealer firm charges its representatives for effecting transactions in fund shares), or on the basis of a negotiated lump sum payment for services provided.

Marketing support payments, which are generally available to most dealers engaging in significant sales of Putnam fund shares, are not expected, with certain limited exceptions, to exceed 0.085% of the average net assets of

Putnam's retail mutual funds attributable to that dealer on an annual basis.

Program servicing payments, which are paid in some instances to third parties in connection with investments in the fund by retirement plans and other investment programs, are not expected, with certain limited exceptions, to exceed 0.15% of the total assets in the program on an annual basis.

Putnam Retail Management and its affiliates may make other payments or allow other promotional incentives to dealers to the extent permitted by

SEC and NASD rules and by other applicable laws and regulations. Certain dealers also receive payments in recognition of subaccounting or other services they provide to shareholders or plan participants who invest in the fund or other Putnam funds through their retirement plan. See the discussion in the SAI under the heading "Management -- Investor Servicing

Agent and Custodian" for more details.

You can find more details in the SAI about the payments made by Putnam

Retail Management and its affiliates and the services provided by your dealer. Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You can also ask your dealer about any payments it receives from Putnam Retail Management and its affiliates and any services your dealer provides, as well as about fees and/or commissions it charges.

How do I sell fund shares?

You can sell your shares back to the appropriate fund any day the NYSE is open, either through your financial advisor or directly to the fund.

Payment for redemption may be delayed until the fund collects the purchase price of shares, which may be up to 10 calendar days after the purchase date.

Each fund will impose a short-term trading fee of 2.00% of the total redemption amount (calculated at market value) if you sell or exchange your shares after holding them for 5 days or less (including if you purchased the shares by exchange). The short-term trading fee is paid directly to the fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. The short-term trading fee will not apply in certain circumstances, such as redemptions in the event of shareholder death or post-purchase disability, redemptions from accounts established as part of a Section 529 college savings plan, redemptions from certain omnibus accounts, redemptions made as part of a systematic withdrawal plan, and redemptions in connection with periodic portfolio rebalancings of certain wrap accounts or automatic rebalancing arrangements. In addition, for investors in defined contribution plans administered by Putnam or a Putnam affiliate, the short-term trading fee will not apply to redemptions to pay distributions or loans from such plans, redemptions of shares purchased directly with contributions by a plan participant or sponsor and redemptions of shares purchased in connection with loan repayments. These exceptions may also apply to defined contribution plans administered by third parties that assess the fund's short-term trading fee. For purposes of determining whether the short-term trading fee applies, the shares that were held the longest will be redeemed first. Some financial intermediaries, retirement plan sponsors or recordkeepers that hold omnibus accounts with the fund are currently unable or unwilling to assess the fund's short-term trading fee. Some of these firms use different systems or criteria to assess fees that are currently higher than, and in some cases in addition to, the fund's short-term trading fee.

* Selling shares through your financial advisor. Your advisor must receive your request in proper form before the close of regular trading on the

  NYSE for you to receive that day's NAV, less any applicable deferred sales charge and short-term trading fee. Your advisor will be responsible for furnishing all necessary documents to Putnam Investor

  Services on a timely basis and may charge you for his or her services.

* Selling shares directly to the fund. Putnam Investor Services must receive your request in proper form before the close of regular trading on the

  NYSE in order to receive that day's NAV, less any applicable sales charge and short-term trading fee.

By mail. Send a letter of instruction signed by all registered owners or their legal representatives to Putnam Investor Services. If you have certificates for the shares you want to sell, you must include them along with completed stock power forms.

By telephone. You may use Putnam's telephone redemption privilege to redeem shares valued at less than $100,000 unless you have notified Putnam

Investor Services of an address change within the preceding 15 days, in which case other requirements may apply. Unless you indicate otherwise on the account application, Putnam Investor Services will be authorized to accept redemption instructions received by telephone.

The telephone redemption privilege is not available if there are certificates for your shares. The telephone redemption privilege may be modified or terminated without notice.

* Additional requirements. In certain situations, for example, if you sell shares with a value of $100,000 or more, the signatures of all registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. In addition, Putnam Investor Services usually requires additional documents for the sale of shares by a corporation, partnership, agent or fiduciary, or surviving joint owner. For more information concerning

  Putnam's signature guarantee and documentation requirements, contact

  Putnam Investor Services.

* Payment information. A fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

* Redemption by the fund. If you own fewer shares than the minimum set by the Trustees (presently 20 shares), a fund may redeem your shares without your permission and send you the proceeds. To the extent permitted by applicable law, a fund may also redeem shares if you own more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that would apply to both present and future shareholders.

How do I exchange fund shares?

If you want to switch your investment from one Putnam fund to another, you can exchange your fund shares for shares of the same class of another

Putnam fund at NAV. Not all Putnam funds offer all classes of shares or are open to new investors. If you exchange shares subject to a deferred sales charge, the transaction will not be subject to the deferred sales charge.

When you redeem the shares acquired through the exchange, the redemption may be subject to the deferred sales charge, depending upon when you originally purchased the shares. The deferred sales charge will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest deferred sales charge applicable to your class of shares. For purposes of computing the deferred sales charge, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any subsequent exchanges among funds.

To exchange your shares, complete and return an Exchange Authorization

Form, which is available from Putnam Investor Services. A telephone exchange privilege is currently available for amounts up to $500,000.

The telephone exchange privilege is not available if the fund issued certificates for your shares. You may also exchange shares via the Internet at www.putnam.com. Ask your financial advisor or Putnam Investor Services for prospectuses of other Putnam funds. Some Putnam funds

are not available in all states.

The exchange privilege is not intended as a vehicle for short-term trading.

In order to discourage excessive exchange activity and otherwise to promote the best interests of a fund, the fund will impose a short-term trading fee of 2.00% of the total exchange amount (calculated at market value) on exchanges of shares held for 5 days or less (including shares purchased by exchange). In the case of defined contribution plans administered by Putnam or a Putnam affiliate, the 2.00% short-term trading fee will apply to exchanges of shares purchased by exchange that are held in a plan participant's account for 5 days or less. The short-term trading fee will not apply in certain circumstances, such as exchanges in connection with periodic portfolio rebalancings of certain wrap accounts or automatic rebalancing arrangements. Some financial intermediaries, retirement plan sponsors or recordkeepers that hold omnibus accounts with the fund are currently unable or unwilling to assess the fund's short-term trading fee.

Some of these firms use different systems or criteria to assess fees that are currently higher than, and in some cases in addition to, the fund's short-term trading fee.

The fund also reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange.

The fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges Putnam Management determines are likely to have a negative effect on the fund or other Putnam funds. Consult Putnam

Investor Services before requesting an exchange.

Policy on excessive short-term trading

* Risks of excessive short-term trading. Excessive short-term trading activity may reduce a fund's performance and harm all fund shareholders by interfering with portfolio management, increasing the fund's expenses and diluting the fund's net asset value. Depending on the size and frequency of short-term trades in a fund's shares, the fund may experience increased cash volatility, which could require the fund to maintain undesirably large cash positions or buy or sell portfolio securities it would not have bought or sold. The need to execute additional portfolio transactions due to these cash flows may also increase the fund's brokerage and administrative costs and taxable distributions to shareholders.

Because the funds invest in securities that may trade infrequently or may be more difficult to value, such as lower-rated bonds, they may be susceptible to trading by short-term traders who seek to exploit perceived price inefficiencies in a fund's investments. In addition, the market for lower-rated bonds may at times show "market momentum," in which positive or negative performance may continue from one day to the next for reasons unrelated to the fundamentals of the issuer. Short-term traders may seek to capture this momentum by trading frequently in a fund's shares, which may reduce the fund's performance and dilute the interests of other shareholders. Because lower-rated debt may be less liquid than higher-rated debt, a fund may also be unable to buy or sell these securities at desirable prices when the need arises (for example, in response to volatile cash flows caused by short-term trading). Similar risks may apply if the fund holds other types of less liquid securities, such as stock of smaller issuers.

* Fund policies. In order to protect the interests of long-term shareholders of each fund, Putnam Management and each fund's Trustees have adopted policies and procedures intended to discourage excessive short-term trading. Each fund seeks to discourage excessive short-term trading by imposing short-term trading fees and using fair value pricing procedures to value investments under some circumstances. In addition, Putnam

  Management monitors activity in shareholder accounts about which it possesses the necessary information in order to detect excessive short-term trading patterns and takes steps to deter excessive short-term traders.

Putnam Management's Compliance Department currently uses multiple reporting tools to monitor activity in retail customer accounts for which Putnam

Investor Services maintains records. This review is based on each fund's internal parameters for detecting excessive short-term trading, which consider the number of "round trip" transactions above a specified dollar amount within a specified period of time. These parameters may change from time to time. If a monitored account engages in short-term trading that

Putnam Management or each fund considers to be excessive or inappropriate,

Putnam Management will issue the investor and the financial intermediary involved in the activity, if any, a written warning. Continued excessive short-term trading activity by an investor or intermediary that has received a warning may lead to the termination of the exchange privilege.

Each fund also reserves the right to terminate the exchange privilege without a warning. In addition, Putnam Management will also communicate instances of excessive short-term trading to the compliance staff of an investor's broker, if one is identified.

In addition to enforcing these exchange parameters, Putnam Management and each fund reserve the right to reject or restrict purchases or exchanges for any reason. Putnam Management or a fund may determine that an investor's trading activity is excessive or otherwise potentially harmful based on various factors, including an investor's or financial intermediary's trading history in each fund, other Putnam funds or other investment products, and may aggregate activity in multiple accounts under common ownership or control. If a fund identifies an investor or intermediary as a potential excessive trader, it may, among other things,

require further trades to be submitted by mail rather than by phone or over the Internet, impose limitations on the amount, number, or frequency of future purchases or exchanges, or temporarily or permanently bar the investor or intermediary from investing in each fund or other Putnam funds.

Each fund may take these steps in its discretion even if the investor's activity may not have been detected by the fund's current monitoring parameters.

* Limitations on each fund's policies. There is no guarantee that a fund will be able to detect excessive short-term trading in all accounts. For example, Putnam Management currently does not have access to sufficient information to identify each investor's trading history, and in certain circumstances there are operational or technological constraints on its ability to enforce the fund's policies. In addition, even when Putnam

  Management has sufficient information, its detection methods may not capture all excessive short-term trading.

In particular, many purchase, redemption and exchange orders are received from financial intermediaries that hold omnibus accounts with each fund.

Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among retirement plans and financial intermediaries such as brokers,

advisers and third-party administrators. A fund is generally not able to identify trading by a particular beneficial owner within an omnibus account, which makes it difficult or impossible to determine if a particular shareholder is engaging in excessive short-term trading. Putnam

Management monitors aggregate cash flows in omnibus accounts on an ongoing basis. If high cash flows or other information indicate that excessive short-term trading may be taking place, Putnam Management will contact the financial intermediary, plan sponsor or recordkeeper that maintains accounts for the underlying beneficial owner and attempt to identify and remedy any excessive trading. However, each fund's ability to monitor and deter excessive short-term traders in omnibus accounts ultimately depends on the capabilities and cooperation of these third-party financial firms. The fund's policies on exchanges may also be modified for accounts held by certain retirement plans to conform to plan exchange limits or Department of Labor requirements. A financial intermediary or plan sponsor may impose different or additional limits on short-term trading.

* Blackout periods for Putnam employees. Putnam Investments imposes blackout periods on investments in the Putnam funds (other than money market funds) by its employees and certain family members. Employees of Putnam

  Investments and covered family members may not make a purchase followed by a sale, or a sale followed by a purchase, in any non-money market Putnam fund within any 90-calendar day period. Members of Putnam Management's

  Investment Division, certain senior executives, and certain other employees with access to investment information, as well as their covered family members, are subject to a blackout period of one year. These blackout periods are subject to limited exceptions.

Fund distributions and taxes

Each fund declares a distribution daily of all its net income. Each fund normally distributes any net investment income monthly and any net realized capital gains annually. You may choose to:

* reinvest all distributions in additional shares;

* receive any distributions from net investment income in cash while reinvesting capital gains distributions in additional shares; or

* receive all distributions in cash.

If you do not select an option when you open your account, all distributions will be reinvested. If you do not cash a distribution check within a specified period or notify Putnam Investor Services to issue a new check, the distribution will be reinvested in the fund. You will not receive any interest on uncashed distribution or redemption checks.

Similarly, if any correspondence sent by the fund or Putnam Investor

Services is returned as "undeliverable," fund distributions will automatically be reinvested in the fund or in another Putnam fund.

Fund distributions designated as "exempt-interest dividends" are generally not subject to federal income tax. In addition, distributions from interest on tax-exempt investments, with respect to the relevant state, are generally exempt from the personal income tax (if any) of that state.

However, if you receive social security or railroad retirement benefits,

you should consult your tax advisor to determine what effect, if any, an investment in the fund may have on the federal taxation of your benefits.

In addition, an investment in a fund may result in liability for federal alternative minimum tax, both for individual and corporate shareholders.

In order for any portion of a fund's distributions to be exempt from the personal income tax of the relevant state (or for the fund's shares to be exempt from the Florida intangibles tax, in the case of the Florida fund),

the fund and its investments must meet certain requirements that vary according to the relevant state. A fund or its investments may fail to meet the relevant state's requirements for a variety of reasons, which may increase the amount of taxes payable by shareholders. In addition, a fund's distributions may be subject to other state or local taxes, such as a state's alternative minimum tax. Please refer to the SAI for further information concerning the taxation of fund distributions by the relevant state.

Each fund may at times buy tax-exempt investments at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For federal income tax purposes, some or all of this market discount will be included in the fund's ordinary income and will be taxable to you as such when it is distributed.

A fund's investments in these and certain other debt obligations may cause the fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

For federal income tax purposes, distributions of investment income other than "exempt-interest dividends" are taxable as ordinary income. Generally,

gains realized by a fund on the sale or exchange of investments are taxable to you, even though the income from such investments generally is tax-exempt. Taxes on distributions of capital gains are determined by how long a fund owned the investments that generated them, rather than how long you have owned your shares. Distributions are taxable to you even if they are paid from income or gains earned by the funds before your investment

(and thus were included in the price you paid). Properly designated distributions of gains from investments that the funds owned for more than one year are taxable as long-term capital gains. Distribu tions of gains from investments that the funds owned for one year or less and gains on the sale of bonds characterized as market discount are taxable as ordinary income. Distributions are taxable whether you receive them in cash or reinvest them in additional shares.

Any gain resulting from the sale or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

Financial highlights

The financial highlights tables are intended to help you understand a fund's recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund,

assuming reinvestment of all dividends and distributions. This information has been derived from each fund's financial statements, which for the

Massachusetts, Michigan, Minnesota, New Jersey, Ohio and Pennsylvania funds have been audited by PricewaterhouseCoopers LLP, and which for the Arizona and Florida funds have been audited by KPMG LLP. Their reports and each fund's financial statements are included in the respective fund's annual report to shareholders, which is available upon request.

FINANCIAL HIGHLIGHTS

Putnam Arizona Tax Exempt Income Fund

(For a common share outstanding throughout the period)

CLASS A

-----------------------------------------------------------------------------------------------------------

Per-share

operating performance                                       Year ended May 31

-----------------------------------------------------------------------------------------------------------

                                    2005           2004            2003            2002         2001

-----------------------------------------------------------------------------------------------------------

Net asset value,

beginning of period                $9.10          $9.51           $9.06           $8.94        $8.54

-----------------------------------------------------------------------------------------------------------

Investment operations:

-----------------------------------------------------------------------------------------------------------

Net investment income                .37 (c)        .37 (c)         .37             .43          .46

-----------------------------------------------------------------------------------------------------------

Net realized and unrealized

gain (loss) on investments           .30           (.42)            .46             .13          .40

-----------------------------------------------------------------------------------------------------------

Total from

investment operations                .67           (.05)            .83             .56          .86

-----------------------------------------------------------------------------------------------------------

Less distributions:

-----------------------------------------------------------------------------------------------------------

From net

investment income                   (.38)          (.36)           (.38)           (.44)        (.46)

-----------------------------------------------------------------------------------------------------------

Total distributions                 (.38)          (.36)           (.38)           (.44)        (.46)

-----------------------------------------------------------------------------------------------------------

Net asset value,

end of period                      $9.39          $9.10           $9.51           $9.06        $8.94

-----------------------------------------------------------------------------------------------------------

Total return at

net asset value (%)(a)              7.45           (.52)           9.41            6.36        10.18

-----------------------------------------------------------------------------------------------------------

Ratios and supplemental data

-----------------------------------------------------------------------------------------------------------

Net assets, end of period

(in thousands)                   $85,282        $90,981        $115,322        $113,783     $104,424

-----------------------------------------------------------------------------------------------------------

Ratio of expenses to

average net assets (%)(b)            .83 (c)        .88 (c)         .91             .88          .88

-----------------------------------------------------------------------------------------------------------

Ratio of net investment income

to average net assets (%)           3.99 (c)       3.91 (c)        4.02            4.77         5.21

-----------------------------------------------------------------------------------------------------------

Portfolio turnover (%)             17.54           5.91           37.41           20.63        23.67

-----------------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements.

(c) Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of the fund for the periods ended May 31, 2005 and May 31, 2004 reflect a reduction of 0.11% and 0.03%, respectively, of average net assets for class A shares.

FINANCIAL HIGHLIGHTS

Putnam Arizona Tax Exempt Income Fund

(For a common share outstanding throughout the period)

CLASS B

-----------------------------------------------------------------------------------------------------------

Per-share

operating performance                                       Year ended May 31

-----------------------------------------------------------------------------------------------------------

                                    2005           2004            2003            2002         2001

-----------------------------------------------------------------------------------------------------------

Net asset value,

beginning of period                $9.09          $9.50           $9.06           $8.93        $8.53

-----------------------------------------------------------------------------------------------------------

Investment operations:

-----------------------------------------------------------------------------------------------------------

Net investment income                .31 (c)        .31 (c)         .31             .37          .40

-----------------------------------------------------------------------------------------------------------

Net realized and unrealized

gain (loss) on investments           .30           (.42)            .45             .14          .40

-----------------------------------------------------------------------------------------------------------

Total from

investment operations                .61           (.11)            .76             .51          .80

-----------------------------------------------------------------------------------------------------------

Less distributions:

-----------------------------------------------------------------------------------------------------------

From net

investment income                   (.32)          (.30)           (.32)           (.38)        (.40)

-----------------------------------------------------------------------------------------------------------

Total distributions                 (.32)          (.30)           (.32)           (.38)        (.40)

-----------------------------------------------------------------------------------------------------------

Net asset value,

end of period                      $9.38          $9.09           $9.50           $9.06        $8.93

-----------------------------------------------------------------------------------------------------------

Total return at

net asset value (%)(a)              6.77          (1.17)           8.59            5.79         9.47

-----------------------------------------------------------------------------------------------------------

Ratios and supplemental data

-----------------------------------------------------------------------------------------------------------

Net assets, end of period

(in thousands)                   $13,774        $18,617         $26,703         $24,642      $21,714

-----------------------------------------------------------------------------------------------------------

Ratio of expenses to

average net assets (%)(b)           1.48 (c)       1.53 (c)        1.56            1.53         1.53

-----------------------------------------------------------------------------------------------------------

Ratio of net investment income

to average net assets (%)           3.34 (c)       3.25 (c)        3.37            4.12         4.59

-----------------------------------------------------------------------------------------------------------

Portfolio turnover (%)             17.54           5.91           37.41           20.63        23.67

-----------------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements.

(c) Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of the fund for the periods ended May 31, 2005 and May 31, 2004 reflect a reduction of 0.11% and 0.03%, respectively, of average net assets for class B shares.

FINANCIAL HIGHLIGHTS

Putnam Arizona Tax Exempt Income Fund

(For a common share outstanding throughout the period)

CLASS M

-----------------------------------------------------------------------------------------------------------

Per-share

operating performance                                       Year ended May 31

-----------------------------------------------------------------------------------------------------------

                                    2005           2004            2003            2002         2001

-----------------------------------------------------------------------------------------------------------

Net asset value,

beginning of period                $9.11          $9.52           $9.08           $8.95        $8.55

-----------------------------------------------------------------------------------------------------------

Investment operations:

-----------------------------------------------------------------------------------------------------------

Net investment income                .34 (c)        .34 (c)         .35             .41          .43

-----------------------------------------------------------------------------------------------------------

Net realized and unrealized

gain (loss) on investments           .30           (.41)            .45             .13          .40

-----------------------------------------------------------------------------------------------------------

Total from

investment operations                .64           (.07)            .80             .54          .83

-----------------------------------------------------------------------------------------------------------

Less distributions:

-----------------------------------------------------------------------------------------------------------

From net

investment income                   (.35)          (.34)           (.36)           (.41)        (.43)

-----------------------------------------------------------------------------------------------------------

Total distributions                 (.35)          (.34)           (.36)           (.41)        (.43)

-----------------------------------------------------------------------------------------------------------

Net asset value,

end of period                      $9.40          $9.11           $9.52           $9.08        $8.95

-----------------------------------------------------------------------------------------------------------

Total return at

net asset value (%)(a)              7.14           (.82)           8.96            6.16         9.84

-----------------------------------------------------------------------------------------------------------

Ratios and supplemental data

-----------------------------------------------------------------------------------------------------------

Net assets, end of period

(in thousands)                    $1,398         $1,268          $1,047          $1,088         $880

-----------------------------------------------------------------------------------------------------------

Ratio of expenses to

average net assets (%)(b)           1.13 (c)       1.18 (c)        1.21            1.18         1.18

-----------------------------------------------------------------------------------------------------------

Ratio of net investment income

to average net assets (%)           3.69 (c)       3.61 (c)        3.72            4.47         4.92

-----------------------------------------------------------------------------------------------------------

Portfolio turnover (%)             17.54           5.91           37.41           20.63        23.67

-----------------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements.

(c) Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of the fund for the periods ended May 31, 2005 and May 31, 2004 reflect a reduction of 0.11% and 0.03%, respectively, of average net assets for class M shares.

FINANCIAL HIGHLIGHTS

Putnam Florida Tax Exempt Income Fund

(For a common share outstanding throughout the period)

CLASS A

-----------------------------------------------------------------------------------------------------------

Per-share

operating performance                                       Year ended May 31

-----------------------------------------------------------------------------------------------------------

                                    2005           2004            2003            2002         2001

-----------------------------------------------------------------------------------------------------------

Net asset value,

beginning of period                $9.22          $9.73           $9.29           $9.15        $8.62

-----------------------------------------------------------------------------------------------------------

Investment operations:

-----------------------------------------------------------------------------------------------------------

Net investment income                .35 (c)        .36 (c)         .39             .44          .46

-----------------------------------------------------------------------------------------------------------

Net realized and unrealized

gain (loss) on investments           .34           (.50)            .44             .14          .53

-----------------------------------------------------------------------------------------------------------

Total from

investment operations                .69           (.14)            .83             .58          .99

-----------------------------------------------------------------------------------------------------------

Less distributions:

-----------------------------------------------------------------------------------------------------------

From net

investment income                   (.34)          (.37)           (.39)           (.44)        (.46)

-----------------------------------------------------------------------------------------------------------

From net realized gain

on investments                      (.22)            --              --              --           --

-----------------------------------------------------------------------------------------------------------

Total distributions                 (.56)          (.37)           (.39)           (.44)        (.46)

-----------------------------------------------------------------------------------------------------------

Net asset value,

end of period                      $9.35          $9.22           $9.73           $9.29        $9.15

-----------------------------------------------------------------------------------------------------------

Total return at

net asset value (%)(a)              7.72          (1.41)           9.13            6.47        11.61

-----------------------------------------------------------------------------------------------------------

Ratios and supplemental data

-----------------------------------------------------------------------------------------------------------

Net assets, end of period

(in thousands)                  $157,933       $166,574        $230,300        $225,859     $217,697

-----------------------------------------------------------------------------------------------------------

Ratio of expenses to

average net assets (%)(b)            .87 (c)        .87 (c)         .86             .85          .84

-----------------------------------------------------------------------------------------------------------

Ratio of net investment income

to average net assets (%)           3.73 (c)       3.84 (c)        4.10            4.77         5.04

-----------------------------------------------------------------------------------------------------------

Portfolio turnover (%)             22.74          53.31           20.22           18.26        25.47

-----------------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements.

(c) Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of the fund for the periods ended May 31, 2005 and May 31, 2004 reflect a reduction of 0.02% and 0.01%, respectively, of average net assets for class A shares.

FINANCIAL HIGHLIGHTS

Putnam Florida Tax Exempt Income Fund

(For a common share outstanding throughout the period)

CLASS B

-------------------------------------------------------------------------------------------------------

Per-share

operating performance                                       Year ended May 31

-----------------------------------------------------------------------------------------------------

                                    2005           2004            2003            2002         2001

-----------------------------------------------------------------------------------------------------

Net asset value,

beginning of period                $9.22          $9.73           $9.29           $9.15        $8.62

-----------------------------------------------------------------------------------------------------

Investment operations:

-----------------------------------------------------------------------------------------------------

Net investment income                .29 (c)        .30 (c)         .33             .38          .40

-----------------------------------------------------------------------------------------------------

Net realized and unrealized

gain (loss) on investments           .34           (.50)            .44             .14          .53

-----------------------------------------------------------------------------------------------------

Total from

investment operations                .63           (.20)            .77             .52          .93

-----------------------------------------------------------------------------------------------------

Less distributions:

-----------------------------------------------------------------------------------------------------

From net

investment income                   (.28)          (.31)           (.33)           (.38)        (.40)

-----------------------------------------------------------------------------------------------------

From net realized gain

on investments                      (.22)            --              --              --           --

-----------------------------------------------------------------------------------------------------

Total distributions                 (.50)          (.31)           (.33)           (.38)        (.40)

-----------------------------------------------------------------------------------------------------

Net asset value,

end of period                      $9.35          $9.22           $9.73           $9.29        $9.15

-----------------------------------------------------------------------------------------------------

Total return at

net asset value (%)(a)              7.03          (2.06)           8.43            5.78        10.89

-----------------------------------------------------------------------------------------------------

Ratios and supplemental data

-----------------------------------------------------------------------------------------------------

Net assets, end of period

(in thousands)                   $26,890        $35,891         $53,191         $59,987      $71,747

-----------------------------------------------------------------------------------------------------

Ratio of expenses to

average net assets (%)(b)           1.52 (c)       1.52 (c)        1.51            1.50         1.49

-----------------------------------------------------------------------------------------------------

Ratio of net investment income

to average net assets (%)           3.09 (c)       3.19 (c)        3.45            4.12         4.39

-----------------------------------------------------------------------------------------------------

Portfolio turnover (%)             22.74          53.31           20.22           18.26        25.47

-----------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements.

(c) Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of the fund for the periods ended May

    31, 2005 and May 31, 2004 reflect a reduction of 0.02% and 0.01%,

    respectively, of average net assets for class B shares.

HIGHLIGHTS

Putnam Florida Tax Exempt Income Fund

(For a common share outstanding throughout the period)

CLASS M

-----------------------------------------------------------------------------------------------------

Per-share

operating performance                                       Year ended May 31

-----------------------------------------------------------------------------------------------------

                                    2005           2004            2003            2002         2001

-----------------------------------------------------------------------------------------------------

Net asset value,

beginning of period                $9.22          $9.72           $9.29           $9.15        $8.62

-----------------------------------------------------------------------------------------------------

Investment operations:

-----------------------------------------------------------------------------------------------------

Net investment income                .32 (c)        .33 (c)         .36             .41          .43

-----------------------------------------------------------------------------------------------------

Net realized and unrealized

gain (loss) on investments           .35           (.49)            .43             .14          .53

-----------------------------------------------------------------------------------------------------

Total from

investment operations                .67           (.16)            .79             .55          .96

-----------------------------------------------------------------------------------------------------

Less distributions:

-----------------------------------------------------------------------------------------------------

From net

investment income                   (.32)          (.34)           (.36)           (.41)        (.43)

-----------------------------------------------------------------------------------------------------

From net realized gain

on investments                      (.22)            --              --              --           --

-----------------------------------------------------------------------------------------------------

Total distributions                 (.54)          (.34)           (.36)           (.41)        (.43)

-----------------------------------------------------------------------------------------------------

Net asset value,

end of period                      $9.35          $9.22           $9.72           $9.29        $9.15

-----------------------------------------------------------------------------------------------------

Total return at

net asset value (%)(a)              7.42          (1.62)           8.69            6.16        11.28

-----------------------------------------------------------------------------------------------------

Ratios and supplemental data

-----------------------------------------------------------------------------------------------------

Net assets, end of period

(in thousands)                      $713           $744          $1,372          $1,065         $738

-----------------------------------------------------------------------------------------------------

Ratio of expenses to

average net assets (%)(b)           1.17 (c)       1.17 (c)        1.16            1.15         1.14

-----------------------------------------------------------------------------------------------------

Ratio of net investment income

to average net assets (%)           3.43 (c)       3.55 (c)        3.80            4.47         4.73

-----------------------------------------------------------------------------------------------------

Portfolio turnover (%)             22.74          53.31           20.22           18.26        25.47

-----------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements.

(c) Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of the fund for the periods ended May

    31, 2005 and May 31, 2004 reflect a reduction of 0.02% and 0.01%,

    respectively, of average net assets for class M shares.

FINANCIAL HIGHLIGHTS

Putnam Massachusetts Tax Exempt Income Fund

(For a common share outstanding throughout the period)

CLASS A

-----------------------------------------------------------------------------------------------------

Per-share

operating performance                                       Year ended May 31

-----------------------------------------------------------------------------------------------------

                                    2005           2004            2003            2002         2001

-----------------------------------------------------------------------------------------------------

Net asset value,

beginning of period                $9.35          $9.79           $9.34           $9.20        $8.74

-----------------------------------------------------------------------------------------------------

Investment operations:

-----------------------------------------------------------------------------------------------------

Net investment income                .38            .38             .42             .46          .48

-----------------------------------------------------------------------------------------------------

Net realized and unrealized

gain (loss) on investments           .33           (.43)            .44             .14          .46

-----------------------------------------------------------------------------------------------------

Total from

investment operations                .71           (.05)            .86             .60          .94

-----------------------------------------------------------------------------------------------------

Less distributions:

-----------------------------------------------------------------------------------------------------

From net

investment income                   (.37)          (.39)           (.41)           (.46)        (.48)

-----------------------------------------------------------------------------------------------------

From net realized gain

on investments                      (.06)            --              --              --           --

-----------------------------------------------------------------------------------------------------

Total distributions                 (.43)          (.39)           (.41)           (.46)        (.48)

-----------------------------------------------------------------------------------------------------

Redemption fees                       -- (c)         --              --              --           --

-----------------------------------------------------------------------------------------------------

Net asset value,

end of period                      $9.63          $9.35           $9.79           $9.34        $9.20

-----------------------------------------------------------------------------------------------------

Total return at

net asset value (%)(a)              7.78           (.53)           9.39            6.61        10.95

-----------------------------------------------------------------------------------------------------

Ratios and supplemental data

-----------------------------------------------------------------------------------------------------

Net assets, end of period

(in thousands)                  $267,460       $270,640        $344,042        $337,865     $285,452

-----------------------------------------------------------------------------------------------------

Ratio of expenses to

average net assets (%)(b)            .86            .86             .84             .83          .82

-----------------------------------------------------------------------------------------------------

Ratio of net investment income

to average net assets (%)           3.93           3.98            4.42            4.89         5.28

-----------------------------------------------------------------------------------------------------

Portfolio turnover (%)             17.88           7.27           29.10           24.33         6.91

-----------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements.

(c) Amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS

Putnam Massachusetts Tax Exempt Income Fund

(For a common share outstanding throughout the period)

CLASS B

-----------------------------------------------------------------------------------------------------

Per-share

operating performance                                       Year ended May 31

-----------------------------------------------------------------------------------------------------

                                    2005           2004            2003            2002         2001

-----------------------------------------------------------------------------------------------------

Net asset value,

beginning of period                $9.35          $9.78           $9.33           $9.19        $8.73

-----------------------------------------------------------------------------------------------------

Investment operations:

-----------------------------------------------------------------------------------------------------

Net investment income                .31            .32             .36             .40          .42

-----------------------------------------------------------------------------------------------------

Net realized and unrealized

gain (loss) on investments           .34           (.42)            .44             .14          .46

-----------------------------------------------------------------------------------------------------

Total from

investment operations                .65           (.10)            .80             .54          .88

-----------------------------------------------------------------------------------------------------

Less distributions:

-----------------------------------------------------------------------------------------------------

From net

investment income                   (.31)          (.33)           (.35)           (.40)        (.42)

-----------------------------------------------------------------------------------------------------

From net realized gain

on investments                      (.06)            --              --              --           --

-----------------------------------------------------------------------------------------------------

Total distributions                 (.37)          (.33)           (.35)           (.40)        (.42)

-----------------------------------------------------------------------------------------------------

Redemption fees                       -- (c)         --              --              --           --

-----------------------------------------------------------------------------------------------------

Net asset value,

end of period                      $9.63          $9.35           $9.78           $9.33        $9.19

-----------------------------------------------------------------------------------------------------

Total return at

net asset value (%)(a)              7.07          (1.08)           8.69            5.91        10.24

-----------------------------------------------------------------------------------------------------

Ratios and supplemental data

-----------------------------------------------------------------------------------------------------

Net assets, end of period

(in thousands)                   $69,429        $88,253        $122,436        $118,486     $121,881

-----------------------------------------------------------------------------------------------------

Ratio of expenses to

average net assets (%)(b)           1.51           1.51            1.49            1.48         1.47

-----------------------------------------------------------------------------------------------------

Ratio of net investment income

to average net assets (%)           3.28           3.33            3.77            4.25         4.63

-----------------------------------------------------------------------------------------------------

Portfolio turnover (%)             17.88           7.27           29.10           24.33         6.91

-----------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements.

(c) Amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS

Putnam Massachusetts Tax Exempt Income Fund

(For a common share outstanding throughout the period)

CLASS C

---------------------------------------------------------------------------------------------

                                                                             For the period

                                                                                August 19,

Per-share                                                     Year ended           2003+

operating performance                                           May 31          to May 31

---------------------------------------------------------------------------------------------

                                                                2005               2004

---------------------------------------------------------------------------------------------

Net asset value,

beginning of period                                            $9.36              $9.35

---------------------------------------------------------------------------------------------

Investment operations:

---------------------------------------------------------------------------------------------

Net investment income                                            .30                .24

---------------------------------------------------------------------------------------------

Net realized and unrealized

gain on investments                                              .34                .02

---------------------------------------------------------------------------------------------

Total from

investment operations                                            .64                .26

---------------------------------------------------------------------------------------------

Less distributions:

---------------------------------------------------------------------------------------------

From net

investment income                                               (.30)              (.25)

---------------------------------------------------------------------------------------------

From net realized gain

on investments                                                  (.06)                --

---------------------------------------------------------------------------------------------

Total distributions                                             (.36)              (.25)

---------------------------------------------------------------------------------------------

Redemption fees                                                   -- (c)             --

---------------------------------------------------------------------------------------------

Net asset value,

end of period                                                  $9.64              $9.36

---------------------------------------------------------------------------------------------

Total return at

net asset value (%)(a)                                          6.90               2.71 *

---------------------------------------------------------------------------------------------

Ratios and supplemental data

---------------------------------------------------------------------------------------------

Net assets, end of period

(in thousands)                                                $1,994               $987

---------------------------------------------------------------------------------------------

Ratio of expenses to

average net assets (%)(b)                                       1.66               1.30 *

---------------------------------------------------------------------------------------------

Ratio of net investment income

to average net assets (%)                                       3.11               2.52 *

---------------------------------------------------------------------------------------------

Portfolio turnover (%)                                         17.88               7.27

---------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements.

(c) Amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS

Putnam Massachusetts Tax Exempt Income Fund

(For a common share outstanding throughout the period)

CLASS M

-----------------------------------------------------------------------------------------------------

Per-share

operating performance                                       Year ended May 31

-----------------------------------------------------------------------------------------------------

                                    2005           2004            2003            2002         2001

-----------------------------------------------------------------------------------------------------

Net asset value,

beginning of period                $9.35          $9.79           $9.33           $9.20        $8.74

-----------------------------------------------------------------------------------------------------

Investment operations:

-----------------------------------------------------------------------------------------------------

Net investment income                .35            .36             .39             .43          .45

-----------------------------------------------------------------------------------------------------

Net realized and unrealized

gain (loss) on investments           .33           (.44)            .45             .13          .46

-----------------------------------------------------------------------------------------------------

Total from

investment operations                .68           (.08)            .84             .56          .91

-----------------------------------------------------------------------------------------------------

Less distributions:

-----------------------------------------------------------------------------------------------------

From net

investment income                   (.34)          (.36)           (.38)           (.43)        (.45)

-----------------------------------------------------------------------------------------------------

From net realized gain

on investments                      (.06)            --              --              --           --

-----------------------------------------------------------------------------------------------------

Total distributions                 (.40)          (.36)           (.38)           (.43)        (.45)

-----------------------------------------------------------------------------------------------------

Redemption fees                       -- (c)         --              --              --           --

-----------------------------------------------------------------------------------------------------

Net asset value,

end of period                      $9.63          $9.35           $9.79           $9.33        $9.20

-----------------------------------------------------------------------------------------------------

Total return at

net asset value (%)(a)              7.45           (.83)           9.18            6.17        10.61

-----------------------------------------------------------------------------------------------------

Ratios and supplemental data

-----------------------------------------------------------------------------------------------------

Net assets, end of period

(in thousands)                    $4,983         $4,832          $6,007          $6,324       $5,855

-----------------------------------------------------------------------------------------------------

Ratio of expenses to

average net assets (%)(b)           1.16           1.16            1.14            1.13         1.12

-----------------------------------------------------------------------------------------------------

Ratio of net investment income

to average net assets (%)           3.63           3.69            4.12            4.60         4.98

-----------------------------------------------------------------------------------------------------

Portfolio turnover (%)             17.88           7.27           29.10           24.33         6.91

-----------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements.

(c) Amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS

Putnam Michigan Tax Exempt Income Fund

(For a common share outstanding throughout the period)

CLASS A

-----------------------------------------------------------------------------------------------------

Per-share

operating performance                                       Year ended May 31

-----------------------------------------------------------------------------------------------------

                                    2005           2004            2003            2002         2001

-----------------------------------------------------------------------------------------------------

Net asset value,

beginning of period                $8.86          $9.26           $8.95           $8.83        $8.38

-----------------------------------------------------------------------------------------------------

Investment operations:

-----------------------------------------------------------------------------------------------------

Net investment income                .35 (c)        .37 (c)         .38             .43          .45

-----------------------------------------------------------------------------------------------------

Net realized and unrealized

gain (loss) on investments           .24           (.40)            .32             .12          .45

-----------------------------------------------------------------------------------------------------

Total from

investment operations                .59           (.03)            .70             .55          .90

-----------------------------------------------------------------------------------------------------

Less distributions:

-----------------------------------------------------------------------------------------------------

From net

investment income                   (.34)          (.37)           (.39)           (.43)        (.45)

-----------------------------------------------------------------------------------------------------

Total distributions                 (.34)          (.37)           (.39)           (.43)        (.45)

-----------------------------------------------------------------------------------------------------

Redemption fees                       -- (d)         --              --              --           --

-----------------------------------------------------------------------------------------------------

Net asset value,

end of period                      $9.11          $8.86           $9.26           $8.95        $8.83

-----------------------------------------------------------------------------------------------------

Total return at

net asset value (%)(a)              6.74           (.34)           8.03            6.39        10.95

-----------------------------------------------------------------------------------------------------

Ratios and supplemental data

-----------------------------------------------------------------------------------------------------

Net assets, end of period

(in thousands)                  $109,105       $116,485        $146,255        $142,706     $130,071

-----------------------------------------------------------------------------------------------------

Ratio of expenses to

average net assets (%)(b)            .91 (c)        .90 (c)         .89             .87          .87

-----------------------------------------------------------------------------------------------------

Ratio of net investment income

to average net assets (%)           3.85 (c)       4.12 (c)        4.23            4.82         5.18

-----------------------------------------------------------------------------------------------------

Portfolio turnover (%)             18.35           9.90           24.48           20.71        14.46

-----------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements.

(c) Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of the fund for the periods ended May 31, 2005 and

    May 31, 2004, reflect a reduction of 0.01% and less than 0.01%, respectively, of average net assets for class A shares.

(d) Amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS

Putnam Michigan Tax Exempt Income Fund

(For a common share outstanding throughout the period)

CLASS B

-----------------------------------------------------------------------------------------------------

Per-share

operating performance                                       Year ended May 31

-----------------------------------------------------------------------------------------------------

                                    2005           2004            2003            2002         2001

-----------------------------------------------------------------------------------------------------

Net asset value,

beginning of period                $8.85          $9.25           $8.94           $8.83        $8.36

-----------------------------------------------------------------------------------------------------

Investment operations:

-----------------------------------------------------------------------------------------------------

Net investment income                .29 (c)        .31 (c)         .33             .37          .39

-----------------------------------------------------------------------------------------------------

Net realized and unrealized

gain (loss) on investments           .24           (.40)            .31             .12          .48

-----------------------------------------------------------------------------------------------------

Total from

investment operations                .53           (.09)            .64             .49          .87

-----------------------------------------------------------------------------------------------------

Less distributions:

-----------------------------------------------------------------------------------------------------

From net

investment income                   (.28)          (.31)           (.33)           (.38)        (.40)

-----------------------------------------------------------------------------------------------------

Total distributions                 (.28)          (.31)           (.33)           (.38)        (.40)

-----------------------------------------------------------------------------------------------------

Redemption fees                       -- (d)         --              --              --           --

-----------------------------------------------------------------------------------------------------

Net asset value,

end of period                      $9.10          $8.85           $9.25           $8.94        $8.83

-----------------------------------------------------------------------------------------------------

Total return at

net asset value (%)(a)              6.06          (1.00)           7.33            5.58        10.50

-----------------------------------------------------------------------------------------------------

Ratios and supplemental data

-----------------------------------------------------------------------------------------------------

Net assets, end of period

(in thousands)                   $26,378        $32,165         $43,632         $43,308      $45,406

-----------------------------------------------------------------------------------------------------

Ratio of expenses to

average net assets (%)(b)           1.56 (c)       1.55 (c)        1.54            1.52         1.52

-----------------------------------------------------------------------------------------------------

Ratio of net investment income

to average net assets (%)           3.20 (c)       3.47 (c)        3.58            4.17         4.53

-----------------------------------------------------------------------------------------------------

Portfolio turnover (%)             18.35           9.90           24.48           20.71        14.46

-----------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements.

(c) Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of the fund for the periods ended May 31, 2005 and

    May 31, 2004, reflect a reduction of 0.01% and less than 0.01%, respectively, of average net assets for class B shares.

(d) Amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS

Putnam Michigan Tax Exempt Income Fund

(For a common share outstanding throughout the period)

CLASS M

--------------------------------------------------------------------------------------------------

Per-share

operating performance                                    Year ended May 31

--------------------------------------------------------------------------------------------------

                                  2005          2004           2003           2002           2001

--------------------------------------------------------------------------------------------------

Net asset value,

beginning of period              $8.86         $9.26          $8.95          $8.83          $8.37

--------------------------------------------------------------------------------------------------

Investment operations:

--------------------------------------------------------------------------------------------------

Net investment income              .32 (c)       .35 (c)        .36            .40            .43

--------------------------------------------------------------------------------------------------

Net realized and unrealized

gain (loss) on investments         .24          (.41)           .32            .13            .46

--------------------------------------------------------------------------------------------------

Total from

investment operations              .56          (.06)           .68            .53            .89

--------------------------------------------------------------------------------------------------

Less distributions:

--------------------------------------------------------------------------------------------------

From net

investment income                 (.31)         (.34)          (.37)          (.41)          (.43)

--------------------------------------------------------------------------------------------------

Total distributions               (.31)         (.34)          (.37)          (.41)          (.43)

--------------------------------------------------------------------------------------------------

Redemption fees                     -- (d)        --             --             --             --

--------------------------------------------------------------------------------------------------

Net asset value,

end of period                    $9.11         $8.86          $9.26          $8.95          $8.83

--------------------------------------------------------------------------------------------------

Total return at

net asset value (%)(a)            6.41          (.65)          7.70           6.07          10.75

--------------------------------------------------------------------------------------------------

Ratios and supplemental data

--------------------------------------------------------------------------------------------------

Net assets, end of period

(in thousands)                  $1,343        $1,404         $2,023         $2,852         $2,320

--------------------------------------------------------------------------------------------------

Ratio of expenses to

average net assets (%)(b)         1.21 (c)      1.20 (c)       1.19           1.17           1.17

--------------------------------------------------------------------------------------------------

Ratio of net investment income

to average net assets (%)         3.54 (c)      3.82 (c)       3.93           4.53           4.88

--------------------------------------------------------------------------------------------------

Portfolio turnover (%)           18.35          9.90          24.48          20.71          14.46

--------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements.

(c) Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of the fund for the periods ended May 31, 2005 and

    May 31, 2004, reflect a reduction of 0.01% and less than 0.01%, respectively, of average net assets for class M shares.

(d) Amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS

Putnam Minnesota Tax Exempt Income Fund

(For a common share outstanding throughout the period)

CLASS A

--------------------------------------------------------------------------------------------------

Per-share

operating performance                                   Year ended May 31

--------------------------------------------------------------------------------------------------

                                  2005          2004           2003           2002           2001

--------------------------------------------------------------------------------------------------

Net asset value,

beginning of period              $8.91         $9.24          $8.84          $8.73          $8.31

--------------------------------------------------------------------------------------------------

Investment operations:

--------------------------------------------------------------------------------------------------

Net investment income              .35 (c)       .37 (c)        .39            .44            .45

--------------------------------------------------------------------------------------------------

Net realized and unrealized

gain (loss) on investments         .21          (.33)           .40            .10            .42

--------------------------------------------------------------------------------------------------

Total from

investment operations              .56           .04            .79            .54            .87

--------------------------------------------------------------------------------------------------

Less distributions:

--------------------------------------------------------------------------------------------------

From net

investment income                 (.36)         (.37)          (.39)          (.43)          (.45)

--------------------------------------------------------------------------------------------------

Total distributions               (.36)         (.37)          (.39)          (.43)          (.45)

--------------------------------------------------------------------------------------------------

Net asset value,

end of period                    $9.11         $8.91          $9.24          $8.84          $8.73

--------------------------------------------------------------------------------------------------

Total return at

net asset value (%)(a)            6.32           .40           9.12           6.36          10.61

--------------------------------------------------------------------------------------------------

Ratios and supplemental data

--------------------------------------------------------------------------------------------------

Net assets, end of period

(in thousands)                 $97,211       $99,447       $115,107       $105,533        $94,147

--------------------------------------------------------------------------------------------------

Ratio of expenses to

average net assets (%)(b)          .90 (c)       .90 (c)        .91            .88            .88

--------------------------------------------------------------------------------------------------

Ratio of net investment income

to average net assets (%)         3.88 (c)      4.01 (c)       4.36           4.97           5.17

--------------------------------------------------------------------------------------------------

Portfolio turnover (%)           10.90          5.79          26.67          12.16          25.76

--------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements.

(c) Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of the fund for the periods ended May 31, 2005 and

    May 31, 2004 reflect a reduction of 0.04% and 0.02%, respectively, of average net assets for class A shares.

FINANCIAL HIGHLIGHTS

Putnam Minnesota Tax Exempt Income Fund

(For a common share outstanding throughout the period)

CLASS B

--------------------------------------------------------------------------------------------------

Per-share

operating performance                                   Year ended May 31

--------------------------------------------------------------------------------------------------

                                  2005          2004           2003           2002           2001

--------------------------------------------------------------------------------------------------

Net asset value,

beginning of period              $8.88         $9.21          $8.82          $8.70          $8.29

--------------------------------------------------------------------------------------------------

Investment operations:

--------------------------------------------------------------------------------------------------

Net investment income              .29 (c)       .31 (c)        .33            .38            .39

--------------------------------------------------------------------------------------------------

Net realized and unrealized

gain (loss) on investments         .22          (.33)           .39            .12            .41

--------------------------------------------------------------------------------------------------

Total from

investment operations              .51          (.02)           .72            .50            .80

--------------------------------------------------------------------------------------------------

Less distributions:

--------------------------------------------------------------------------------------------------

From net

investment income                 (.30)         (.31)          (.33)          (.38)          (.39)

--------------------------------------------------------------------------------------------------

Total distributions               (.30)         (.31)          (.33)          (.38)          (.39)

--------------------------------------------------------------------------------------------------

Net asset value,

end of period                    $9.09         $8.88          $9.21          $8.82          $8.70

--------------------------------------------------------------------------------------------------

Total return at

net asset value (%)(a)            5.74          (.27)          8.31           5.80           9.78

--------------------------------------------------------------------------------------------------

Ratios and supplemental data

--------------------------------------------------------------------------------------------------

Net assets, end of period

(in thousands)                 $28,242       $34,527        $46,152        $45,367        $47,678

--------------------------------------------------------------------------------------------------

Ratio of expenses to

average net assets (%)(b)         1.55 (c)      1.55 (c)       1.56           1.53           1.53

--------------------------------------------------------------------------------------------------

Ratio of net investment income

to average net assets (%)         3.24 (c)      3.35 (c)       3.71           4.32           4.52

--------------------------------------------------------------------------------------------------

Portfolio turnover (%)           10.90          5.79          26.67          12.16          25.76

--------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements.

(c) Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of the fund for the periods ended May 31, 2005 and

    May 31, 2004 reflect a reduction of 0.04% and 0.02%, respectively, of average net assets for class B shares.

FINANCIAL HIGHLIGHTS

Putnam Minnesota Tax Exempt Income Fund

(For a common share outstanding throughout the period)

CLASS M

--------------------------------------------------------------------------------------------------

Per-share

operating performance                                   Year ended May 31

--------------------------------------------------------------------------------------------------

                                  2005          2004           2003           2002           2001

--------------------------------------------------------------------------------------------------

Net asset value,

beginning of period              $8.91         $9.24          $8.84          $8.72          $8.31

--------------------------------------------------------------------------------------------------

Investment operations:

--------------------------------------------------------------------------------------------------

Net investment income              .32 (c)       .34 (c)        .36            .41            .42

--------------------------------------------------------------------------------------------------

Net realized and unrealized

gain (loss) on investments         .21          (.33)           .40            .12            .41

--------------------------------------------------------------------------------------------------

Total from

investment operations              .53           .01            .76            .53            .83

--------------------------------------------------------------------------------------------------

Less distributions:

--------------------------------------------------------------------------------------------------

From net

investment income                 (.33)         (.34)          (.36)          (.41)          (.42)

--------------------------------------------------------------------------------------------------

Total distributions               (.33)         (.34)          (.36)          (.41)          (.42)

--------------------------------------------------------------------------------------------------

Net asset value,

end of period                    $9.11         $8.91          $9.24          $8.84          $8.72

--------------------------------------------------------------------------------------------------

Total return at

net asset value (%)(a)            6.01           .09           8.80           6.16          10.15

--------------------------------------------------------------------------------------------------

Ratios and supplemental data

--------------------------------------------------------------------------------------------------

Net assets, end of period

(in thousands)                  $1,034        $1,202         $1,470         $1,414         $2,180

--------------------------------------------------------------------------------------------------

Ratio of expenses to

average net assets (%)(b)         1.20 (c)      1.20 (c)       1.21           1.18           1.18

--------------------------------------------------------------------------------------------------

Ratio of net investment income

to average net assets (%)         3.58 (c)      3.71 (c)       4.06           4.67           4.88

--------------------------------------------------------------------------------------------------

Portfolio turnover (%)           10.90          5.79          26.67          12.16          25.76

--------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements.

(c) Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of the fund for the periods ended May 31, 2005 and

    May 31, 2004 reflect a reduction of 0.04% and 0.02%, respectively, of average net assets for class M shares.

FINANCIAL HIGHLIGHTS

Putnam New Jersey Tax Exempt Income Fund

(For a common share outstanding throughout the period)

CLASS A

----------------------------------------------------------------------------------------------------

Per-share

operating performance                                   Year ended May 31

----------------------------------------------------------------------------------------------------

                                    2005          2004           2003           2002           2001

----------------------------------------------------------------------------------------------------

Net asset value,

beginning of period                $8.99         $9.37          $9.05          $8.94          $8.47

----------------------------------------------------------------------------------------------------

Investment operations:

----------------------------------------------------------------------------------------------------

Net investment income                .35 (c)       .35 (c)        .39            .43            .46

----------------------------------------------------------------------------------------------------

Net realized and unrealized

gain (loss) on investments           .31          (.38)           .32            .10            .47

----------------------------------------------------------------------------------------------------

Total from

investment operations                .66          (.03)           .71            .53            .93

----------------------------------------------------------------------------------------------------

Less distributions:

----------------------------------------------------------------------------------------------------

From net

investment income                   (.33)         (.35)          (.39)          (.42)          (.46)

----------------------------------------------------------------------------------------------------

Total distributions                 (.33)         (.35)          (.39)          (.42)          (.46)

----------------------------------------------------------------------------------------------------

Redemption fees                       -- (d)        --             --             --             --

----------------------------------------------------------------------------------------------------

Net asset value,

end of period                      $9.32         $8.99          $9.37          $9.05          $8.94

----------------------------------------------------------------------------------------------------

Total return at

net asset value (%)(a)              7.46          (.35)          7.99           6.09          11.16

----------------------------------------------------------------------------------------------------

Ratios and supplemental data

----------------------------------------------------------------------------------------------------

Net assets, end of period

(in thousands)                  $166,909      $175,142       $215,339       $211,584       $187,400

----------------------------------------------------------------------------------------------------

Ratio of expenses to

average net assets (%)(b)            .88 (c)       .88 (c)        .86            .86            .86

----------------------------------------------------------------------------------------------------

Ratio of net investment income

to average net assets               3.79 (c)      3.75 (c)       4.25           4.71           5.17

----------------------------------------------------------------------------------------------------

Portfolio turnover (%)             19.42         13.46          26.49          11.90          12.68

----------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements.

(c) Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, expenses of the fund for the periods ended May 31, 2005 and

    May 31, 2004, reflect a reduction of 0.01% and less than 0.01%, respectively, based on average net assets for class A shares.

(d) Amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS

Putnam New Jersey Tax Exempt Income Fund

(For a common share outstanding throughout the period)

CLASS B

--------------------------------------------------------------------------------------------------

Per-share

operating performance                                   Year ended May 31

--------------------------------------------------------------------------------------------------

                                    2005          2004           2003           2002          2001

--------------------------------------------------------------------------------------------------

Net asset value,

beginning of period                $8.98         $9.36          $9.04          $8.94         $8.46

--------------------------------------------------------------------------------------------------

Investment operations:

--------------------------------------------------------------------------------------------------

Net investment income                .29 (c)       .29 (c)        .33            .37           .40

--------------------------------------------------------------------------------------------------

Net realized and unrealized

gain (loss) on investments           .32          (.38)           .32            .10           .48

--------------------------------------------------------------------------------------------------

Total from

investment operations                .61          (.09)           .65            .47           .88

--------------------------------------------------------------------------------------------------

Less distributions:

--------------------------------------------------------------------------------------------------

From net

investment income                   (.27)         (.29)          (.33)          (.37)         (.40)

--------------------------------------------------------------------------------------------------

Total distributions                 (.27)         (.29)          (.33)          (.37)         (.40)

--------------------------------------------------------------------------------------------------

Redemption fees                       -- (d)        --             --             --            --

--------------------------------------------------------------------------------------------------

Net asset value,

end of period                      $9.32         $8.98          $9.36          $9.04         $8.94

--------------------------------------------------------------------------------------------------

Total return at

net asset value (%)(a)              6.88         (1.00)          7.29           5.29         10.57

--------------------------------------------------------------------------------------------------

Ratios and supplemental data

--------------------------------------------------------------------------------------------------

Net assets, end of period

(in thousands)                   $63,276       $75,363       $100,977        $99,225       $90,274

--------------------------------------------------------------------------------------------------

Ratio of expenses to

average net assets (%)(b)           1.53 (c)      1.53 (c)       1.51           1.51          1.51

--------------------------------------------------------------------------------------------------

Ratio of net investment income

to average net assets (%)           3.13 (c)      3.10 (c)       3.60           4.06          4.52

--------------------------------------------------------------------------------------------------

Portfolio turnover (%)             19.42         13.46          26.49          11.90         12.68

--------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements.

(c) Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, expenses of the fund for the periods ended May 31, 2005 and

    May 31, 2004, reflect a reduction of 0.01% and less than 0.01%, respectively, based on average net assets for class B shares.

(d) Amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS

Putnam New Jersey Tax Exempt Income Fund

(For a common share outstanding throughout the period)

CLASS M

--------------------------------------------------------------------------------------------------

Per-share

operating performance                                   Year ended May 31

--------------------------------------------------------------------------------------------------

                                    2005          2004           2003           2002          2001

--------------------------------------------------------------------------------------------------

Net asset value,

beginning of period                $8.99         $9.36          $9.04          $8.94         $8.46

--------------------------------------------------------------------------------------------------

Investment operations:

--------------------------------------------------------------------------------------------------

Net investment income                .32 (c)       .32 (c)        .36            .40           .43

--------------------------------------------------------------------------------------------------

Net realized and unrealized

gain (loss) on investments           .31          (.37)           .32            .10           .48

--------------------------------------------------------------------------------------------------

Total from

investment operations                .63          (.05)           .68            .50           .91

--------------------------------------------------------------------------------------------------

Less distributions:

--------------------------------------------------------------------------------------------------

From net

investment income                   (.30)         (.32)          (.36)          (.40)         (.43)

--------------------------------------------------------------------------------------------------

Total distributions                 (.30)         (.32)          (.36)          (.40)         (.43)

--------------------------------------------------------------------------------------------------

Redemption fees                       -- (d)        --             --             --            --

--------------------------------------------------------------------------------------------------

Net asset value,

end of period                      $9.32         $8.99          $9.36          $9.04         $8.94

--------------------------------------------------------------------------------------------------

Total return at

net asset value (%)(a)              7.13          (.54)          7.67           5.66         10.96

--------------------------------------------------------------------------------------------------

Ratios and supplemental data

--------------------------------------------------------------------------------------------------

Net assets, end of period

(in thousands)                    $1,473        $2,011         $2,070         $1,827          $909

--------------------------------------------------------------------------------------------------

Ratio of expenses to

average net assets (%)(b)           1.18 (c)      1.18 (c)       1.16           1.16          1.16

--------------------------------------------------------------------------------------------------

Ratio of net investment income

to average net assets (%)           3.49 (c)      3.44 (c)       3.94           4.41          4.86

--------------------------------------------------------------------------------------------------

Portfolio turnover (%)             19.42         13.46          26.49          11.90         12.68

--------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements.

(c) Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, expenses of the fund for the periods ended May 31, 2005 and

    May 31, 2004, reflect a reduction of 0.01% and less than 0.01%, respectively based on average net assets for class M shares.

(d) Amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS

Putnam Ohio Tax Exempt Income Fund

(For a common share outstanding throughout the period)

CLASS A

--------------------------------------------------------------------------------------------------

Per-share

operating performance                                     Year ended May 31

--------------------------------------------------------------------------------------------------

                                    2005          2004           2003           2002          2001

--------------------------------------------------------------------------------------------------

Net asset value,

beginning of period                $8.94         $9.33          $8.87          $8.77         $8.29

--------------------------------------------------------------------------------------------------

Investment operations:

--------------------------------------------------------------------------------------------------

Net investment income                .35 (c)       .34 (c)        .36            .42           .44

--------------------------------------------------------------------------------------------------

Net realized and unrealized

gain (loss) on investments           .28          (.38)           .46            .10           .47

--------------------------------------------------------------------------------------------------

Total from

investment operations                .63          (.04)           .82            .52           .91

--------------------------------------------------------------------------------------------------

Less distributions:

--------------------------------------------------------------------------------------------------

From net

investment income                   (.35)         (.35)          (.36)          (.42)         (.43)

--------------------------------------------------------------------------------------------------

Total distributions                 (.35)         (.35)          (.36)          (.42)         (.43)

--------------------------------------------------------------------------------------------------

Redemption fees                       -- (d)        --             --             --            --

--------------------------------------------------------------------------------------------------

Net asset value,

end of period                      $9.22         $8.94          $9.33          $8.87         $8.77

--------------------------------------------------------------------------------------------------

Total return at

net asset value (%)(a)              7.15          (.49)          9.48           5.98         11.22

--------------------------------------------------------------------------------------------------

Ratios and supplemental data

--------------------------------------------------------------------------------------------------

Net assets, end of period

(in thousands)                  $153,016      $153,317       $183,383       $167,223      $153,806

--------------------------------------------------------------------------------------------------

Ratio of expenses to

average net assets (%)(b)            .89 (c)       .89 (c)        .88            .91           .88

--------------------------------------------------------------------------------------------------

Ratio of net investment

income to average

net assets (%)                      3.88 (c)      3.75 (c)       3.94           4.70          5.03

--------------------------------------------------------------------------------------------------

Portfolio turnover (%)             12.34         17.43          25.66          17.26         11.88

--------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements.

(c) Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, expenses of the fund for the periods ended May 31, 2005 and

    May 31, 2004 reflect a reduction of 0.01% based on average net assets for class A shares.

(d) Amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS

Putnam Ohio Tax Exempt Income Fund

(For a common share outstanding throughout the period)

CLASS B

--------------------------------------------------------------------------------------------------

Per-share

operating performance                                     Year ended May 31

--------------------------------------------------------------------------------------------------

                                    2005          2004           2003           2002          2001

--------------------------------------------------------------------------------------------------

Net asset value,

beginning of period                 $8.93         $9.32         $8.86          $8.76         $8.28

---------------------------------------------------------------------------------------------------

Investment operations:

---------------------------------------------------------------------------------------------------

Net investment income                 .29 (c)       .28 (c)       .30            .36           .38

---------------------------------------------------------------------------------------------------

Net realized and unrealized

gain (loss) on investments            .28          (.38)          .47            .10           .48

---------------------------------------------------------------------------------------------------

Total from

investment operations                 .57          (.10)          .77            .46           .86

---------------------------------------------------------------------------------------------------

Less distributions:

---------------------------------------------------------------------------------------------------

From net

investment income                    (.29)         (.29)         (.31)          (.36)         (.38)

---------------------------------------------------------------------------------------------------

Total distributions                  (.29)         (.29)         (.31)          (.36)         (.38)

---------------------------------------------------------------------------------------------------

Redemption fees                        -- (d)        --            --             --            --

---------------------------------------------------------------------------------------------------

Net asset value,

end of period                       $9.21         $8.93         $9.32          $8.86         $8.76

---------------------------------------------------------------------------------------------------

Total return at

net asset value (%)(a)               6.47         (1.15)         8.78           5.30         10.51

---------------------------------------------------------------------------------------------------

Ratios and supplemental data

---------------------------------------------------------------------------------------------------

Net assets, end of period

(in thousands)                    $25,898       $33,382       $43,983        $43,696       $51,687

---------------------------------------------------------------------------------------------------

Ratio of expenses to

average net assets (%)(b)            1.54 (c)      1.54 (c)      1.53           1.56          1.53

---------------------------------------------------------------------------------------------------

Ratio of net investment income

to average net assets (%)            3.23 (c)      3.10 (c)      3.30           4.05          4.38

---------------------------------------------------------------------------------------------------

Portfolio turnover (%)              12.34         17.43         25.66          17.26         11.88

---------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements.

(c) Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, expenses of the fund for the periods ended May 31, 2005 and

    May 31, 2004 reflect a reduction of 0.01% based on average net assets for class B shares.

(d) Amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS

Putnam Ohio Tax Exempt Income Fund

(For a common share outstanding throughout the period)

CLASS M

--------------------------------------------------------------------------------------------------

Per-share

operating performance                                     Year ended May 31

--------------------------------------------------------------------------------------------------

                                    2005          2004           2003           2002          2001

--------------------------------------------------------------------------------------------------

Net asset value,

beginning of period                $8.94         $9.33          $8.88          $8.77         $8.29

--------------------------------------------------------------------------------------------------

Investment operations:

--------------------------------------------------------------------------------------------------

Net investment income                .33 (c)       .32 (c)        .33            .39           .41

--------------------------------------------------------------------------------------------------

Net realized and unrealized

gain (loss) on investments           .28          (.39)           .46            .11           .48

--------------------------------------------------------------------------------------------------

Total from

investment operations                .61          (.07)           .79            .50           .89

--------------------------------------------------------------------------------------------------

Less distributions:

--------------------------------------------------------------------------------------------------

From net

investment income                   (.32)         (.32)          (.34)          (.39)         (.41)

--------------------------------------------------------------------------------------------------

Total distributions                 (.32)         (.32)          (.34)          (.39)         (.41)

--------------------------------------------------------------------------------------------------

Redemption fees                       -- (d)        --             --             --            --

--------------------------------------------------------------------------------------------------

Net asset value,

end of period                      $9.23         $8.94          $9.33          $8.88         $8.77

--------------------------------------------------------------------------------------------------

Total return at

net asset value (%)(a)              6.94          (.80)          9.03           5.78         10.88

--------------------------------------------------------------------------------------------------

Ratios and supplemental data

--------------------------------------------------------------------------------------------------

Net assets, end of period

(in thousands)                      $865          $907         $3,457         $2,988        $1,932

--------------------------------------------------------------------------------------------------

Ratio of expenses to

average net assets (%)(b)           1.19 (c)      1.19 (c)       1.18           1.21          1.18

--------------------------------------------------------------------------------------------------

Ratio of net investment income

to average net assets (%)           3.58 (c)      3.41 (c)       3.64           4.39          4.73

--------------------------------------------------------------------------------------------------

Portfolio turnover (%)             12.34         17.43          25.66          17.26         11.88

--------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements.

(c) Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, expenses of the fund for the periods ended May 31, 2005 and

    May 31, 2004 reflect a reduction of 0.01% based on average net assets for class M shares.

(d) Amount represents less than $0.01 per share.

FINANCIAL HIGHLIGHTS

Putnam Pennsylvania Tax Exempt Income Fund

(For a common share outstanding throughout the period)

CLASS A

--------------------------------------------------------------------------------------------------

Per-share

operating performance                                     Year ended May 31

--------------------------------------------------------------------------------------------------

                                    2005          2004           2003           2002          2001

--------------------------------------------------------------------------------------------------

Net asset value,

beginning of period                $8.88         $9.27          $8.91          $8.78         $8.35

--------------------------------------------------------------------------------------------------

Investment operations:

--------------------------------------------------------------------------------------------------

Net investment income                .37 (c)       .37 (c)        .42            .44           .47

--------------------------------------------------------------------------------------------------

Net realized and unrealized

gain (loss) on investments           .33          (.39)           .36            .14           .43

--------------------------------------------------------------------------------------------------

Total from

investment operations                .70          (.02)           .78            .58           .90

--------------------------------------------------------------------------------------------------

Less distributions:

--------------------------------------------------------------------------------------------------

From net

investment income                   (.36)         (.37)          (.42)          (.45)         (.47)

--------------------------------------------------------------------------------------------------

Total distributions                 (.36)         (.37)          (.42)          (.45)         (.47)

--------------------------------------------------------------------------------------------------

Redemption fees                       -- (d)        --             --             --            --

--------------------------------------------------------------------------------------------------

Net asset value,

end of period                      $9.22         $8.88          $9.27          $8.91         $8.78

--------------------------------------------------------------------------------------------------

Total return at

net asset value (%)(a)              8.01          (.21)          8.98           6.79         11.04

--------------------------------------------------------------------------------------------------

Ratios and supplemental data

--------------------------------------------------------------------------------------------------

Net assets, end of period

(in thousands)                  $150,997      $152,997       $187,002       $175,619      $159,363

--------------------------------------------------------------------------------------------------

Ratio of expenses to

average net assets (%)(b)            .90 (c)       .89 (c)        .88            .86           .87

--------------------------------------------------------------------------------------------------

Ratio of net investment income

to average net assets (%)           4.04 (c)      4.08 (c)       4.62           4.98          5.45

--------------------------------------------------------------------------------------------------

Portfolio turnover (%)             16.25         17.09          21.79          12.88         13.31

--------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements.

(c) Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, expenses of the fund for the periods ended May 31, 2005 and

    May 31, 2004 reflect a reduction of 0.01% and 0.01%, respectively, based on average net assets for class A shares.

(d) Amount represents less than $.01 per share.

FINANCIAL HIGHLIGHTS

Putnam Pennsylvania Tax Exempt Income Fund

(For a common share outstanding throughout the period)

CLASS B

--------------------------------------------------------------------------------------------------

Per-share

operating performance                                     Year ended May 31

--------------------------------------------------------------------------------------------------

                                    2005          2004           2003           2002          2001

--------------------------------------------------------------------------------------------------

Net asset value,

beginning of period                $8.87         $9.26          $8.90          $8.77         $8.34

--------------------------------------------------------------------------------------------------

Investment operations:

--------------------------------------------------------------------------------------------------

Net investment income                .31 (c)       .31 (c)        .36            .39           .42

--------------------------------------------------------------------------------------------------

Net realized and unrealized

gain (loss) on investments           .33          (.39)           .36            .14           .43

--------------------------------------------------------------------------------------------------

Total from

investment operations                .64          (.08)           .72            .53           .85

--------------------------------------------------------------------------------------------------

Less distributions:

--------------------------------------------------------------------------------------------------

From net

investment income                   (.30)         (.31)          (.36)          (.40)         (.42)

--------------------------------------------------------------------------------------------------

Total distributions                 (.30)         (.31)          (.36)          (.40)         (.42)

--------------------------------------------------------------------------------------------------

Redemption fees                       -- (d)        --             --             --            --

--------------------------------------------------------------------------------------------------

Net asset value,

end of period                      $9.21         $8.87          $9.26          $8.90         $8.77

--------------------------------------------------------------------------------------------------

Total return at

net asset value (%)(a)              7.29          (.87)          8.29           6.10         10.33

--------------------------------------------------------------------------------------------------

Ratios and supplemental data

--------------------------------------------------------------------------------------------------

Net assets, end of period

(in thousands)                   $41,114       $50,613        $74,250        $71,421       $67,541

--------------------------------------------------------------------------------------------------

Ratio of expenses to

average net assets (%)(b)           1.55 (c)      1.54 (c)       1.53           1.51          1.52

--------------------------------------------------------------------------------------------------

Ratio of net investment income

to average net assets (%)           3.40 (c)      3.43 (c)       3.97           4.33          4.80

--------------------------------------------------------------------------------------------------

Portfolio turnover (%)             16.25         17.09          21.79          12.88         13.31

--------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements.

(c) Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, expenses of the fund for the periods ended May 31, 2005 and

    May 31, 2004 reflect a reduction of 0.01% and 0.01%, respectively, based on average net assets for class B shares.

(d) Amount represents less than $.01 per share.

FINANCIAL HIGHLIGHTS

Putnam Pennsylvania Tax Exempt Income Fund

(For a common share outstanding throughout the period)

CLASS M

--------------------------------------------------------------------------------------------------

Per-share

operating performance                                     Year ended May 31

--------------------------------------------------------------------------------------------------

                                    2005          2004           2003           2002         2001

--------------------------------------------------------------------------------------------------

Net asset value,

beginning of period                $8.89         $9.28          $8.91          $8.79        $8.36

--------------------------------------------------------------------------------------------------

Investment operations:

--------------------------------------------------------------------------------------------------

Net investment income                .34 (c)       .34 (c)        .39            .42          .45

--------------------------------------------------------------------------------------------------

Net realized and unrealized

gain (loss) on investments           .33          (.39)           .37            .13          .43

--------------------------------------------------------------------------------------------------

Total from

investment operations                .67          (.05)           .76            .55          .88

--------------------------------------------------------------------------------------------------

Less distributions:

--------------------------------------------------------------------------------------------------

From net

investment income                   (.33)         (.34)          (.39)          (.43)        (.45)

--------------------------------------------------------------------------------------------------

Total distributions                 (.33)         (.34)          (.39)          (.43)        (.45)

--------------------------------------------------------------------------------------------------

Redemption fees                       -- (d)        --             --             --           --

--------------------------------------------------------------------------------------------------

Net asset value,

end of period                      $9.23         $8.89          $9.28          $8.91        $8.79

--------------------------------------------------------------------------------------------------

Total return at

net asset value (%)(a)              7.68          (.52)          8.78           6.34        10.70

--------------------------------------------------------------------------------------------------

Ratios and supplemental data

--------------------------------------------------------------------------------------------------

Net assets, end of period

(in thousands)                    $2,269        $2,220         $3,440         $3,363       $2,874

--------------------------------------------------------------------------------------------------

Ratio of expenses to

average net assets (%)(b)           1.20 (c)      1.19 (c)       1.18           1.16         1.17

--------------------------------------------------------------------------------------------------

Ratio of net investment income

to average net assets (%)           3.75 (c)      3.77 (c)       4.31           4.69         5.16

--------------------------------------------------------------------------------------------------

Portfolio turnover (%)             16.25         17.09          21.79          12.88        13.31

--------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements.

(c) Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, expenses of the fund for the periods ended May 31, 2005 and

    May 31, 2004 reflect a reduction of 0.01% and 0.01%, respectively, based on average net assets for class M shares.

(d) Amount represents less than $.01 per share.

Glossary of terms

Bond                         An IOU issued by a government or corporation that

                             usually pays interest.

Capital                      A profit or loss on the sale of securities

gain/loss                    (generally stocks or bonds).

Class A, B, C,               Types of shares, each class offering investors a

M, R, T shares               different way to pay sales charges and

                             distribution fees. A fund's prospectus explains

                             the availability and attributes of each type.

Common                       A unit of ownership of a corporation.

stock

Distribution                 A payment from a mutual fund to shareholders. It

                             may include interest from bonds and dividends from

                             stocks (dividend distributions). It may also

                             include profits from  the sale of securities from

                             the fund's portfolio (capital gains

                             distributions).

Net asset                    The value of one share of a mutual fund without

value (NAV)                  regard  to sales charges. Some bond

                             funds aim for a steady NAV, representing

                             stability; most stock funds aim to raise NAV,

                             representing growth in the value of an investment.

Public offering              The purchase price of one class A or class M

price (POP)                  share of a mutual fund, including the applicable

                             "front-end"  sales charge.

Short-term                   Fee charged to shareholders of certain funds who

trading fee                  redeem fund shares that they have held for less

                             than a stated minimum amount of time. Short-term

                             trading fees are withheld from the proceeds of

                             the shareholder's redemption and are payable to

                             the fund.

Total return                 A measure of performance showing the change in the

                             value of an investment over a given period,

                             assuming all earnings are reinvested.

Yield                        The percentage rate at which a fund has earned

                             income from its investments over the indicated

                             period.

Make the most of your Putnam privileges

As a Putnam mutual fund shareholder, you have access to a number of services that can help you build a more effective and flexible financial program.

Here are some of the ways you can use these privileges to make the most of your Putnam  mutual fund investment.

* SYSTEMATIC INVESTMENT PLAN

  Invest as much as you wish ($25 or more).  The amount you choose will be automatically transferred weekly, semi-monthly or monthly from your checking or savings account.

* SYSTEMATIC WITHDRAWAL

  Make regular withdrawals of $50 or more   monthly, quarterly, semiannually,

  or annually from your Putnam mutual fund account valued  at $5,000 or more.

* SYSTEMATIC EXCHANGE

  Transfer assets automatically from one  Putnam account to another on a regular,  prearranged basis.

* EXCHANGE PRIVILEGE

  Exchange money between Putnam funds in the same class of shares. The exchange privilege allows you to adjust your investments as your objectives change.

  A signature guarantee is required for exchanges of more than $500,000 and shares of all Putnam funds may not be available to all investors.

  A 2.00% short-term trading fee will apply to exchanges of shares from

  Putnam funds (other than money market funds) held for 5 days or less. A separate 1.00% short-term trading fee may  apply to exchanges of shares of certain Putnam funds that occur within 6 to 90 days of purchase. Please read the prospectus of the applicable  fund for more details.

  Investors may not maintain, within the same  fund, simultaneous plans for systematic investment or exchange (into the fund) and system atic withdrawal or exchange (out of the fund). These privileges are subject to change or termination.

* DIVIDENDS PLUS

  Diversify your portfolio by investing dividends and other distributions from one Putnam fund automatically into another at net asset value.

* STATEMENT OF INTENTION

  To reduce a front-end sales charge, you may  agree to invest a minimum dollar amount over 13 months. Depending on your fund, the minimum  is

  $50,000 or $100,000. Whenever you make an investment under this arrangement, you or your financial advisor should notify Putnam Investor

  Services that a Statement of Intention is in effect.

  Many of these services can be accessed online at www.putnam.com.

  For more information about any of these services and privileges, call your financial advisor or a Putnam customer service representative toll free at

  1-800-225-1581.

Putnam Family of Funds a

The following is a complete list of Putnam's open-end mutual funds offered to the public. Please call your financial advisor or Putnam at

1-800-225-1581  to obtain a prospectus for any Putnam fund. It contains more complete  information, including charges and expenses. Please read it carefully  before you invest or send money.

PUTNAM GROWTH FUNDS

Putnam Discovery Growth Fund

Putnam Growth Opportunities Fund

Putnam Health Sciences Trust

Putnam International New Opportunities Fund

Putnam New Opportunities Fund

Putnam OTC & Emerging Growth Fund

Putnam Small Cap Growth Fund

Putnam Vista Fund

Putnam Voyager Fund

PUTNAM BLEND FUNDS

Putnam Capital Appreciation Fund

Putnam Capital Opportunities Fund

Putnam Europe Equity Fund

Putnam Global Equity Fund

Putnam Global Natural Resources Fund

Putnam International Capital Opportunities Fund

Putnam International Equity Fund

Putnam Investors Fund

Putnam Research Fund

Putnam Tax Smart Equity Fund[REGISTRATION MARK]

Putnam Utilities Growth and Income Fund

PUTNAM VALUE FUNDS

Putnam Classic Equity Fund

Putnam Convertible Income-Growth Trust

Putnam Equity Income Fund

The George Putnam Fund of Boston

The Putnam Fund for Growth and Income

Putnam International Growth and Income Fund

Putnam Mid Cap Value Fund

Putnam New Value Fund

Putnam Small Cap Value Fund b

PUTNAM INCOME FUNDS

Putnam American Government Income Fund

Putnam Diversified Income Trust

Putnam Floating Rate Income Fund

Putnam Global Income Trust

Putnam High Yield Advantage Fund b

Putnam High Yield Trust

Putnam Income Fund

Putnam Limited Duration Government Income Fund c

Putnam Money Market Fund d

Putnam Prime Money Market Fund d

Putnam U.S. Government Income Trust

PUTNAM TAX-FREE INCOME FUNDS

Putnam AMT-Free Insured Municipal Fund e

Putnam Tax Exempt Income Fund

Putnam Tax Exempt Money Market Fund d

Putnam Tax-Free High Yield Fund

Putnam State Tax-Free Income Funds f

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey,

New York, Ohio and Pennsylvania

PUTNAM ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds -- three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Putnam Asset Allocation: Balanced Portfolio

Putnam Asset Allocation: Conservative Portfolio

Putnam Asset Allocation: Growth Portfolio

PUTNAM RETIREMENTREADY[REGISTRATION MARK] FUNDS

Putnam RetirementReady Funds -- ten investment portfolios that offer diversification among stocks, bonds and money market instruments and adjust to become more conservative over time based on a target date for withdrawing assets.

Putnam RetirementReady 2050 Fund

Putnam RetirementReady 2045 Fund

Putnam RetirementReady 2040 Fund

Putnam RetirementReady 2035 Fund

Putnam RetirementReady 2030 Fund

Putnam RetirementReady 2025 Fund

Putnam RetirementReady 2020 Fund

Putnam RetirementReady 2015 Fund

Putnam RetirementReady 2010 Fund

Putnam RetirementReady Maturity Fund

a As of  6/30/05.

b Closed to new investors.

c Prior to 11/30/04, Putnam Intermediate U.S. Government Income Fund.

d An investment in a money market fund is not insured or guaranteed by the

  Federal  Deposit Insurance Corporation or any other government agency.

  Although these funds seek to preserve your investment at $1.00 per share,

  it is possible to lose money by  investing in such funds.

e Prior to 11/30/04, Putnam Tax-Free Insured Fund.

f Not available in all states.

For more information about Putnam Arizona Tax Exempt Income Fund, Putnam

Florida Tax Exempt Income Fund, Putnam Massachusetts Tax Exempt Income

Fund, Putnam Michigan Tax Exempt Income Fund, Putnam Minnesota Tax Exempt

Income Fund, Putnam New Jersey Tax Exempt Income Fund, Putnam Ohio Tax

Exempt Income Fund and Putnam Pennsylvania Tax Exempt Income Fund

Each fund's SAI and annual and semi-annual reports to shareholders include additional information about the fund. The SAI, and the independent registered public accounting firm's report and the financial statements included in each fund's most recent annual report to its shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. Each fund's annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial advisor,

by visiting Putnam's Internet Web site at www.putnam.com/individual, or by by visiting Putnam's Internet Web site at www.putnam.com/individual, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about a fund, including its SAI, at the Securities and Exchange Commission's Public Reference Room in

Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C.

20549-0102. You may need to refer to the fund's file number.

PUTNAM INVESTMENTS

             One Post Office Square

             Boston, Massachusetts 02109

             1-800-225-1581

             Address correspondence to

             Putnam Investor Services

             P.O. Box 41203

             Providence, Rhode Island 02940-1203

             www.putnam.com

File Nos.:

Arizona Fund 811-06258          Minnesota Fund 811-04527

Florida Fund 811-06129          New Jersey Fund 811-05977

Massachusetts Fund 811-04518    Ohio Fund 811-04528

Michigan Fund 811-04529         Pennsylvania Fund 811-05802

                                          NP047 227327 9/05